                                               Registration No. 33-23494
                                                       File No. 811-5584

                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, DC 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 27                                            [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 29                                                           [X]

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                  CENTENNIAL NEW YORK TAX EXEMPT TRUST
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           (Exact Name of Registrant as Specified in Charter)

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           6803 South Tucson Way, Centennial, Colorado 80112
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          (Address of Principal Executive Offices) (Zip Code)

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                             1.303.768.3200
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          (Registrant's Telephone Number, including Area Code)

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                          Robert G. Zack, Esq.
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                         OppenheimerFunds, Inc.
     225 Liberty Street, 11th Floor, New York, New York 10281-1008
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                (Name and Address of Agent for Service)

It  is  proposed   that  this  filing  will  become   effective   (check
appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On October 24, 2008  pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ________________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                     Centennial New York Tax Exempt Trust
                   Supplement dated October 24, 2008 to the
                      Prospectus dated October 24, 2008

This supplement amends the Prospectus of Centennial New York Tax Exempt Trust
(the "Trust") dated October 24, 2008 by adding the following:

The Trust's Board of Trustees has elected for the Trust to participate in the
Temporary Guarantee Program for Money Market Funds (the "Program")
established by the U.S. Treasury Department. The Treasury Department has
accepted the Trust's application to participate in the Program and has entered into a Guarantee Agreement with the Trust dated as of September 19,
2008.

Under the Program, shareholders of the Trust as of the close of business on
September 19, 2008, may be guaranteed against loss in the event that the
Trust's net asset value falls below $0.995 per share.  The Program applies only to shareholders of record as of the close of business on September 19,
2008. The number of shares covered by the Program will be the lesser of (a)
the number of shares of the Trust owned by the shareholder on September 19,
2008 or (b) the number of shares owned by the shareholder on the date the
Trust's net asset value falls below $0.995. If the number of shares of the
Trust you hold after September 19, 2008, fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008, will not be covered.

To be entitled to payments under the Program, an investor must have held shares of the Trust on September 19, 2008, and, if the Trust's net asset value per share were to fall below $0.995 per share during the time period covered by the Program, on that date as well. In addition, the Trust's Board of Trustees must take prompt action to liquidate the Trust and the Trust must comply with other requirements of the Program. Upon liquidation of the Trust, a covered shareholder would receive the liquidation value per share of the
Trust and thereafter would receive a payment for each covered share equal to the shortfall between the liquidation proceeds and $1.00 per share. Guarantee payments to all participants in the Program will not exceed the amount available in the U.S. Government's Exchange Stabilization Fund at the time of such payments. As of the date of this supplement, the Exchange Stabilization
Fund is valued at approximately $50 billion, and there is no commitment by the government to increase that amount if it is depleted by claims.

The Program will exist for an initial three month term from September 19,
2008, through December 18, 2008, and will apply only to claims arising during that period. Following the initial three month term, the Treasury Secretary has the option to renew the Program up to the close of business on September
18, 2009. The Program cannot be extended beyond September 18, 2009. The Trust has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Trust's net assets as of the close of business on
September 19, 2008.  Participation in any extension of the Program would require payment of an additional fee. There is no guarantee that the Treasury
Department will extend the Program. If the Program is extended, the Board of the Trust will consider whether the Trust should continue to participate. The
Trust may or may not elect to participate, or be eligible to participate, in any extension of the Program.

Further information about the Program can be obtained at the web site of the
Treasury Department at www.ustreas.gov.

October 24, 2008                                      PS0780.015

Centennial New York Tax Exempt Trust

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Prospectus dated October 24, 2008

                                         Centennial New York Tax Exempt Trust
                                         is a money market mutual fund.  It
                                         seeks the maximum current income
                                         exempt from federal, New York State
                                         and New York City income taxes for
                                         individual investors as is consistent
                                         with preservation of capital. The
                                         Trust invests in short-term,
                                         high-quality "money market" securities.

                                         This prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
As with all mutual funds, the            contains important information about
Securities and Exchange Commission has   how to buy and sell shares of the
not approved or disapproved the Trust's  Trust and other account features.
securities nor has it determined that    Please read this prospectus carefully
this prospectus is accurate or           before you invest and keep it for
complete.  It is a criminal offense to   future reference about your account.
represent otherwise.
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2

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  How the Trust is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

                                           20
A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.
Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. and state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

      The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal, New York
State and New York City income tax for individual investors in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the
State of New York and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, or their agencies, instrumentalities or authorities the interest from which is not subject to federal, New York State and New York City personal income tax in the opinion of bond counsel to the respective issuer.  Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable. The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR?   The Trust is designed for investors who are
seeking to earn income exempt from federal and New York State and New York City personal income taxes at current money market rates, while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.
Income on money market instruments tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in federal or state tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in New York Municipal Securities.  The Trust
generally invests a significant portion of its assets in New York municipal securities. Because the Trust invests primarily in New York municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New York and its municipalities, authorities and other instrumentalities that issue securities.  These may include state or local legislation or policy changes, erosion of the tax base of the State or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the State as a whole).

      Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in New York.  The Trust is a
"non-diversified" fund; however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

      The New York State Division of Budget (the "DOB") has reported that it expects the widespread turmoil in the nation's economy to have an adverse impact on the State's economy, which has a significant concentration of financial services firms directly affected by recent market events.  Weaker growth in employment, capital gains, and bonuses is expected to produce slower growth in income. Growth in State wages has been revised down from 2.7% to 2.0% in 2008 and from 2.4% to
1.5% in 2009. State employment is expected to remain flat in 2009, with private sector jobs now projected to fall 0.1% following an estimated growth of just 0.2%
for both total and private employment in calendar year 2008.  Because of the
State's position as a financial market capital, the New York economy tends to be more sensitive to monetary policy actions than the economies of other states.

      Numerous foreign-owned companies in the United States are headquartered in
New York City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  New York City's
2008-2011 Financial Plan assumes that the City's economy will slow in calendar year
2008, reflecting the impact of recent developments in the financial markets that are adversely affecting securities industry profitability and the number and value of real estate transactions that are consummated, resulting in reductions in the
City's tax revenues.

      Although the City has maintained balanced budgets in each of its last twenty-seven fiscal years and is projected to achieve balanced operating results for the 2007 and 2008 fiscal years, there can be no assurance that the Financial
Plan or future actions to close projected outyear gaps can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions.
Additional tax increases and reductions in essential City services could adversely affect its economic base.

TAXABILITY RISK.  The Trust will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Trust's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.
As a result, the treatment of dividends previously paid or to be paid by the Trust as "exempt-interest dividends" could be adversely affected, subjecting the Trust's shareholders to increased federal income tax liabilities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Trust held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends. It might also impact the price at which the Trust could sell that bond.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the
Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/08 through 9/30/08 the cumulative total return (not annualized) was 1.22%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.87% (2nd Q '00) and the lowest return (not annualized) for a calendar quarter was 0.03% (3rd Q '03).

Average Annual Total Returns

for the periods ended December 31, 2007        1 Year      5 Years   10 Years

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                                               ------------          -----------

Centennial New York Tax Exempt Trust           2.98%       1.63%     1.92%
(inception 01/04/89)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2008.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class
A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees(1)                           0.50%

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 Distribution and/or Service (12b-1) Fees     0.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses                               0.14%

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 Total Annual Operating Expenses(2)           0.84%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer
Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to
0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2008, the transfer agent fees did not exceed the expense limitation above.

1.    The Management fee is shown without giving effect to a voluntary expense assumption by the Manager.  With that expense assumption the Management fee was 0.47% and the "Total Annual Operating Expenses" were 0.81%. The voluntary expense assumption may be amended or withdrawn at any time. That waiver is described in "Advisory Fees" on page 13. The Trust also receives certain credits form the Trust's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by 0.01% of average daily net assets.
2.    As of September 12, 2008, A.G. Edwards, a division of Wachovia Securities,
      LLC ("Edwards"), a broker-dealer, held 83,231,172 shares of the Trust, representing approximately 94.5% of the issued and outstanding shares of the
      Trust on that date, for the benefit of its clients' accounts. The shares held by Edwards for the benefit of its clients' accounts represent most of the shares of the Trust.  Edwards has advised the Manager that, as a result of its consolidation with Wachovia Securities, LLC, Edwards intends to redeem the shares of the Trust held for the benefit of its clients' accounts on or about February 13, 2009.  As a result of the planned redemptions in 2009, the
      Trust's net assets are expected to decline substantially. It is possible that, as a result of those redemptions, the Trust's Total Annual Operating
      Expenses, measured as a percent of average daily net assets, may increase in the current and future fiscal periods over the rate of 0.84% incurred in the
      Trust's fiscal year ended June 30, 2008, although the occurrence or amount of such possible increase cannot be predicted with certainty at this time.
      Therefore, in connection with the anticipated redemption by Edwards of those shares in 2009, the Board of Trustees of the Trust is expected to consider whether to take action to liquidate the Trust or combine its remaining assets into another fund (subject in either case to the approval of shareholders of the Trust).

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

  -----------------------------------------------------------------------------
  1 year              3 years            5 years            10 years
  -----------------------------------------------------------------------------
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  $86                 $269               $468               $1,041

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In evaluating the Trust's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets or issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer other types of investment benefits to individuals without incurring the expense and inconvenience of buying and selling individual securities on your own. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Trust's overall expenses, which are indirectly borne by all of the Trust's shareholders.

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 (the "Investment Company Act").  The
Statement of Additional Information contains more detailed information about the
Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

   o  Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These are debt obligations issued by or on behalf of the
      State of New York, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal, state and local individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

o     Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable. The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the
      Statement of Additional Information. Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

Fixed Income Market Risks. Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:
o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager, determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.
      No security's maturity will exceed the maximum time permitted under Rule 2a-7
      (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can
      change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
      Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some of the investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

 "When-Issued" and "Delayed-Delivery" Transactions.  The Trust may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The
      Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
      Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
      "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.
      Although the obligation may be secured by the leased equipment of facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.
      Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.
      From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.
      Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality, and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.
Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market, political or economic conditions, the Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the Trust's principal investment objective.  These temporary investments can include:
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o     bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o     short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o     certificates of deposit of domestic banks, and
o     repurchase agreements.

      To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and New York State and local income taxes.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Trust and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Trust. That may result in another fund or account holding investment positions that are adverse to the Trust's investment strategies or activities. Other funds or accounts advised by the
      Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Trust. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Trust or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Trust and, as a result, the value of securities held by the Trust or the Trust's investment strategies may be adversely affected. The Trust's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Trust may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The
      Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager, however such policies and procedures may also limit the Trust's investment activities and affect its performance.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made. The Trust also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission. Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters.

A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of
Additional Information.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses the Trust's investments and handles its day-to-day business.  The
Manager carries out its duties, subject to the policies established by the Trust's
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its parent company and controlled affiliates managed more than $195 billion in assets as of September 30, 2008, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South
Tucson Way, Centennial, Colorado 80112.

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets.  Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Trust's management fee for the fiscal year ended June 30, 2008 was 0.50% of the Trust's average annual net assets before and 0.47% after the expense assumption noted above.

      A discussion of the matters considered by the Trust's Independent Trustees, in approving the Trust's investment advisory agreement, is included in the Trust's semi-annual report to shareholders for the period ended December 31, 2007.

Portfolio Manager.  The Trust's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the Trust's investments.

      Ms. Wolf has been a portfolio manager of the Trust since June 2008. She has been a Vice President of the Manager since August 2004 and a Senior Vice
      President of OppenheimerFunds, Inc. since September 2000. Ms. Wolf is an officer and a portfolio manager of other funds for which the Manager or an affiliate serves as investment adviser.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of
$1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00
      p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

      The net asset value per share is determined by dividing the value of the
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of the Trust offered by this prospectus are considered to be Class
A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the
      Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of the Trust through any broker/dealer that has a selling agreement with the Distributor or Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names or who purchase shares through broker/dealers and hold their shares in their own names are referred to as "direct shareholders" in this prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase
(and redemption) orders, including broker/dealers that have established Automatic
Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m.
      on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00
      p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      The Trust intends to be as fully invested as possible to maximize its yield.
Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      Your check must be payable in U.S. dollars and drawn on a U.S. bank.
      Distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan
      Application and the Statement of Additional Information.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the
Distributor and the Sub-Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's, the
Distributor's and/or the Sub-Distributor's own resources, including from the profits derived from the advisory fees the Manager, the Distributor and the
Sub-Distributor receive from the Trust. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trust to these financial intermediaries. These payments by the
Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trust.

     "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trust, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Trust's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as
"revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trust and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trust or other Oppenheimer funds to its customers.
These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trust for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager, the Distributor or the
Sub-Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Trust or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Trust shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager, Distributor or the Sub-Distributor's relationship with the intermediary.
The Manager, Distributor and the Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager, Distributor or the Sub-Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager,
Distributor and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor, the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager, Distributor or the
Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager,
Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trust or its Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o     You wish to redeem more than $100,000 and receive a check.
o     The redemption check is not payable to all shareholders listed on the account statement.
o     The redemption check is not sent to the address of record on your account statement.
o     Shares are being transferred to an account with a different owner or name.
o     Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction that includes:
      o  Your name,
      o  The Trust's name,
      o  Your account number (from your account statement),
      o  The dollar amount or number of shares to be redeemed,
      o  Any special payment instructions,
      o  Any share certificates for the shares you are selling,
      o  The signatures of all registered owners exactly as the account is registered, and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------

Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               12100 East Iliff Avenue, Suite 300
P.O. Box 5143                            ---------------------------------------
Denver, Colorado 80217-5143              Aurora, Colorado 80014

                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  This service is not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $250.
o     Checks cannot be paid if they are written for more than your account value.
o     You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
o     Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the
Statement of Additional Information. Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.
For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Trust shares may interfere with the Manager's ability to manage the Trust's investments efficiently, increase the fund's transaction and administrative costs and/or affect the Trust's performance, depending on various factors, such as the size of the Trust, the nature of its investments, the amount of Trust assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trust might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trust's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
      "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trust and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trust may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer
      Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Trust through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trust, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Trust's policies to their customers who invest indirectly in the Trust, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trust's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
      However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers'
      accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the
      Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trust at any time. The Trust will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trust to obtain your name, your date of birth
      (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or
      other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trust or the Transfer Agent may use this information to attempt to verify your identity.  The Trust may not be able to establish an account if the necessary information is not received.  The Trust may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trust is unable to verify your identity after your account is established, the Trust may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer
      Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

      If you want to receive  multiple copies of these  materials,  you may call the
      Transfer  Agent at  1.800.525.9310.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program
Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the
Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Trust from interest it receives from New York municipal securities will be exempt from New York State and New York City personal income taxes.  Dividends paid from municipal securities of other issuers normally will be treated as taxable ordinary income subject to New York State and New York City personal income taxes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the
Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      The Trust intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Trust, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

      If you are neither a lawful permanent resident nor a citizen of the United
States, or if you are a foreign entity, the Trust's ordinary income dividends
(which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Dependent upon Congressional action, for the Trust's taxable year beginning June 1, 2008, certain distributions that are designated by the Trust as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Trust's distributions are derived from dividends, they will not be eligible for this exemption.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                     2008         2007         2006         2005         2004
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                  .02 1        .03 1        .02 1        .01 1         -- 2
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.02)        (.03)        (.02)        (.01)          -- 2
Distributions from net realized gain                      -- 2         --           --           --           --
                                                    --------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.02)        (.03)        (.02)        (.01)          -- 2
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          2.29%        2.93%        2.29%        1.08%        0.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $ 93,000     $ 61,473     $ 58,458     $ 59,006     $ 58,141
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 73,277     $ 63,268     $ 59,797     $ 58,050     $ 65,140
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.17%        2.90%        2.24%        1.06%        0.19%
Total expenses                                          0.84%        0.86%        0.85%        0.83%        0.86%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   0.80%        0.80%        0.80%        0.78%        0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Centennial New York Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                         You can request these documents by
                                         e-mail or through the OppenheimerFunds
                                         website. You may also read or download
                                         certain documents on the
                                         OppenheimerFunds website at:
                                         www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at
1.202.551.8090.  Reports and other information about the Trust are available on the
EDGAR database on the Securities and Exchange Commission's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                              The Trust's shares are distributed by:
The Trust's SEC File No.: 811-5584            Centennial Asset Management
Corporation

PR0780.001.1008
Printed on recycled paper

                           APPENDIX TO THE PROSPECTUS OF
                        CENTENNIAL NEW YORK TAX EXEMPT TRUST

      Graphic material included in prospectus of Centennial New York Tax Exempt
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         2.66%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         2.49%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         3.29%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         2.04%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         0.59%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.29%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.44%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/05                         1.74%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/06                         2.73%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/07                         2.98%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated October 24, 2008

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 24, 2008.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                        Page
About the Trust

About Your Account

Financial Information About the Trust

------------------------------------------------------------------------------
ABOUT THE TRUST
------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation (referred to as the "Manager"), will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  The Trust has classified long-term municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including
"private activity" bonds). They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Trust makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Trust's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Trust, a proportionate share of the exempt-interest dividends paid by the Trust would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.
      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the
Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940, ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the Securities and
Exchange Commission (the "SEC").  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating
(depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one
issuer.   It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.
For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the
Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.
In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis.  Payment for and delivery of the securities shall not exceed
120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities.
While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below.
The Trust will not enter into any securities lending agreements having a maturity in excess the maximum time period provided for in Rule 2a-7.  The
Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned will not exceed 5% of the value of the
Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the
Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of
Trustees.

      The Trust will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Trust or its Manager.  The terms of the
Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. They must meet credit requirements set by the Manager from time to time. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of
1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Trust invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated May 12, 2008 and the State's
Update to Annual Information Statement dated August 6, 2008, and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to March 1, 2008 with respect to offerings of New York State, and on or prior to August 7, 2008 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      |X| Factors Affecting Investments in New York State Securities.  The
2008-09 Enacted Budget Financial Plan ("Enacted Budget Financial Plan" or
"Financial Plan") was prepared by the New York State Division of Budget
("DOB")and reflects the actions of the Legislature and Governor through May
12, 2008.   The State finalized the Enacted Budget for 2008-09 on April 9,
2008.

      The Enacted Budget Financial Plan contains estimates and projections of future results that should not be construed as statements of fact.  These estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the
State and nation, Federal law changes, and adverse judgments against the
State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the
Enacted Budget Financial Plan summarized herein.

      The State reported that the General Fund (the main operating fund of the State) was balanced on a cash basis, with annual spending projected to grow by 4.5%. All Governmental Funds spending, which includes Federal aid, was estimated at $123.7 billion, an increase of 5.1% from 2007-08. State tax receipts were expected to return to a historical growth rate of roughly 4%
over 2007-08 levels, following three consecutive years in which growth exceeded 10% for the first time ever. State debt outstanding was projected to total $52.8 billion in 2008-09, with debt service equal to roughly 4.4% of
All Funds receipts.

      The Enacted Budget Financial Plan, which incorporated both the
Legislature's modifications to Executive recommendations and revisions to current service receipts and spending estimates, was balanced in 2008-09, but projected an estimated gap of $5.0 billion in 2009-10 and $7.7 billion in
2010-11 and $8.8 billion in 2011-2012.

      Many complex political, social and economic forces influence the
State's economy and finances, which may in turn affect the State's Financial
Plan unpredictably from fiscal year to fiscal year.  For example, the
Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of specific and cyclical changes in the national and State economies.

The U.S. Economy.  DOB stated that the nation's troubles are severe and widespread. DOB expects the widespread turmoil to have an adverse impact on the State economy, which has a significant concentration of firms directly affected by recent events. Profitability and employment in the financial services sector, a linchpin of the State economy, has been weakened by the turmoil in markets. For all of 2007, real U.S. GDP increased 2.2%, following a 2.2% rise in 2006. As a result, real U.S. GDP growth has been revised upward to 1.1% for 2008, while growth of only 1.4% is currently projected for
2009.

      The State reported that private sector employment had fallen for five consecutive months, resulting in the loss of 326,000 jobs. First quarter 2008 growth in U.S. nonagricultural employment was non-existent. DOB also projected a gradual rise in the unemployment rate over the course of 2008, consistent with the February forecast. Personal income growth was revised up slightly to 4.6% for 2008 The State believed that higher losses than initially anticipated could result in a further delay in the recovery of profits.
      There is considerable risk to DOB's outlook for the national economy, as household spending is under pressure from several sources. Consequently, as the impact of the stimulus from the Federal rebate program recedes, real consumer spending could be even weaker than anticipated. The housing market contraction could become more severe and last longer than expected due to tight credit markets and rising foreclosures. In addition, high food and energy prices, which act as a tax on households, could reduce real spending growth even further. Weak equity markets, along with falling home prices, could also reduce spending growth by more than expected through a reverse wealth effect. Greater job losses would also reduce spending growth. Finally, a weak global economy could also depress economic growth by more than projected.

Risks to the U.S. Economic Forecast.  DOB expects the current recession to be relatively mild, though there are a number of risks to the forecast. The disruption to financial markets caused by subprime-related debt could be much worse than anticipated, further delaying the recovery of the financial sector. The downturn in both the residential and commercial real estate markets could be deeper and last longer than anticipated. In addition, volatile food and energy prices could push inflation even higher than projected, tying the Federal Reserve's hands and effectively placing a tax on households, causing household spending to slow even further than expected.
The global economy could slow further than anticipated in response to the
U.S. downturn, depressing demand for U.S. exports and putting additional downward pressure on corporate earnings. Slower corporate earnings growth than expected could further depress equity markets, delaying their recovery and that of Wall Street. On the other hand, lower energy prices or stronger global growth than anticipated could result in stronger economic growth than is reflected in the forecast.

The New York Economy.  Though it now appears that the New York State economy is entering a recession, projected rates of employment and wage growth suggest that the State's downturn will be mild compared to the two past recessions, which were both characterized by multiple years of job losses.
Relatively healthy rates of job growth are still projected in education;
health care and social assistance services; and leisure, hospitality, and other services. Positive but much weaker growth is now projected for professional, scientific, and technical services and construction. Credit market conditions are expected to continue to depress real estate activity, particularly in the commercial sector, which until recently had been quite robust.

      Anticipated growth in total New York nonfarm employment for 2008 decreased to 0.0%, following growth of 1.1% for 2007. Projected private sector job growth is at 0.2% for 2007, followed by estimated 0.1% growth for
2009. DOB's forecast for growth in State wages and salaries was revised down from 2.7 to 2.0% for 2008, following growth of 6.2% for 2007.  The State noted that growth in total New York personal income for 2008 was now projected at 3.4%, following growth of 7.9% for 2007.

Risks to the New York Forecast. All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, financial market uncertainty poses a particularly large degree of risk for
New York. New York's tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. The full extent of the losses associated with subprime debt still remains to be seen.
Higher losses than anticipated could result in a further delay in the recovery of Wall Street profits and bonuses. A more severe national recession than expected could prolong the State's downturn, producing weaker employment and wage growth than projected. Should core inflation significantly accelerate, the Federal Reserve may feel compelled to reverse course and raise rates, which traditionally has adverse effects on the State economy.
Moreover, weaker equity and real estate activity than anticipated could negatively affect household spending and taxable capital gains realizations.
These effects could ripple through the economy, further depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

Labor Contracts/Salary Increases. The State has new contracts with four labor unions, the Civil Service Employees Association (CSEA), United University
Professions (UUP), PEF, and District Council 37, and has extended similar changes in pay and benefits to management/confidential (M/C) employees. Under terms of the four-year contracts, which run from April 2, 2007 through April
1, 2011 (July 2, 2007 through July 1, 2011 for UUP), employees will receive pay increases of 3% annually in 2007-08, 2008-09, and 2009-10, and 4% in
2010-11.  DOB estimates the General Fund costs of the ratified contracts at
$620 million in 2008-09, $775 million in 2009-10, and $1.2 billion in both
2010-11 and 2011-12. The current Financial Plan includes these costs. In
2008-09, the costs are expected to be paid for through the use of existing
reserves set aside for this purpose.   The unions representing uniformed
officers (i.e., Police Benevolent Association of the New York State Troopers,
New York State Correctional Officers and Police Benevolent Association), the
Graduate Student Employees Union, and City University of New York (CUNY)
employees, have not reached settlements with the State at this time. DOB estimates that if the unsettled unions were to agree to terms comparable to those that have been ratified by the other unions, it would result in added costs of $200 million in 2008-09, $185 million in 2009-10, and $264 million in both 2010-11 and 2011-12.

School Supportive Health Services. The Office of the Inspector General (OIG)
of the United States Department of Health and Human Services is conducting six audits of aspects of New York State's School Supportive Health Services
program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services (CMS)
disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York
City speech pathology services, and $96 million of the $123 million for New
York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, the State expects to appeal.

      While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25% of New York City claims and 9.7% of claims submitted by the rest of the State, pending completion of the audits.
Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending that has been reflected in the State's Financial Plan.

  Proposed Federal Rule on Medicaid Funding. On May 25, 2007, CMS issued a final rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's Health and Hospital
Corporation (HHC)) and programs operated by both the State OMRDD and the
State OMH. The rule seeks to restrict State access to Federal Medicaid resources by changing the upper payment limit for certain rates to actual facility reported costs. It is estimated that this rule could result in a loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System.

On May 23, 2007, CMS issued another rule that would eliminate Medicaid funding for graduate medical education (GME). The proposed rule clarifies that costs and payments associated with GME programs are not expenditures of
Medicaid for which Federal reimbursement is available. This rule could result in a Financial Plan impact of up to $600 million since the State would be legally obligated to pay the lost non-Federal share.

      The states affected by the regulations are expected to challenge their adoption on the basis that CMS is overstepping its authority and ignoring the intent of Congress. As a result, Congress passed a one-year moratorium barring implementation of these proposed rule changes. The moratorium expires on May 29, 2008.

      CMS has proposed other regulations that could pose a risk to the
State's Financial Plan beyond those addressed by the moratorium. On February
22, 2008, CMS issued a change to the rules that regulate State taxation of healthcare entities, effective April 22, 2008. The rule affords CMS flexibility in identifying a "linkage" between provider taxes and Medicaid payments rendering the tax invalid. The State currently uses a substantial amount of provider tax receipts to finance various healthcare programs that serve the State's most vulnerable populations. While the State strongly believes that its imposed taxes are in full compliance, the vagueness of the new rules provides no assurance that these funding streams are adequately protected.

      CMS has also issued a rule  regarding  targeted  case  management  which clarifies  the  definition of covered  services.  The final rule was issued on
December 4, 2007 and made  effective  March 3, 2008. The State is currently in
the  process  of   litigating   this  issue  and  has   requested  a  one-year
implementation   extension.   Further,   CMS  proposes  to  restrict  Medicaid
reimbursement  for  hospital  outpatient  services  and  restrict  coverage to rehabilitative  services,  which could pose a risk to the  Financial  Plan and result in hundreds of  millions of dollars in reduced  Federal-share  funding.
However,  the State argues that the proposed regulation  regarding  outpatient services is in direct violation of the current moratorium.

      On all of these rules, the State is actively lobbying the Federal government to be held harmless, either through an extension/modification of the current moratorium or through other administrative or statutory means.

      |X| The 2007-08 Financial Plan.
  General Fund Receipts.  Total 2008-09 General Fund receipts were projected to be $55.6 billion, an increase of $2.5 billion, or 4.8% from 2007-08 results. General Fund tax receipt growth was projected to be 5.8% over
2007-08 results and General Fund miscellaneous receipts were projected to increase by $47 million. DOB stated that the growth in General Fund tax receipts largely reflects non-tax and non-economy related factors including proposals increasing school aid, STAR and transportation aid.

  General Fund income tax receipts for 2008-09, which are net of deposits to the STAR Fund and the Revenue Bond Tax Fund (RBTF), were estimated to remain almost flat at $1.2 billion or 5.1%. Deposits to the STAR Fund are projected to increase by $29 million (0.6%) reflecting the impact of base program growth offset by Enacted Budget reductions to the program. Deposits to the
RBTF which equal 25% of net collections are expected to increase by the same percentage as net collections (4.3%) or approximately $400 million.  Deposits in excess of debt service requirements are transferred back to the General
Fund.  General Fund user taxes and fees receipts are expected to total $8.9 billion in 2008-09, an increase of $382 million or 4.5% from 2007-08. All
Funds business tax receipts for 2008-09 of $8.8 billion are estimated to increase by $551 million or 6.7% over the prior year. General Fund receipts are expected to grow by 7.2% to $28.2 billion. General Fund miscellaneous receipts collections are estimated to be approximately $2.5 billion in
2008-09, up $47 million from 2007-08 receipts. This increase is primarily due to an increase in Monroe County's Medicaid sales tax intercept payments and additional abandoned property receipts.

  General Fund Spending.  The State projected General Fund spending, including transfers to other funds, to total $56.4 billion in 2008-09, an increase of $3.0 billion (5.6%) over 2007-08 actual results.
      Grants to Local Governments (Local Assistance) includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance spending by the General Fund was projected at $39.1 billion in 2008-09, an increase of
$2.7 billion (7.3%) from the prior year.  The growth is largely driven by projected increases in School Aid ($1.8 billion) and Medicaid ($717 million).

      General Fund State Operations spending was projected to total $8.7 billion in 2008-09, an increase of $330 million (4.0%) from the prior year.
State Operations spending is for personal service (PS) and non-personal service (NPS) costs. Personal service costs, which account for approximately two-thirds of State Operations spending, includes salaries of State employees of the Executive Branch, Legislature, and Judiciary, as well as overtime payments and costs for temporary employees. Nonpersonal service costs, which account for the remaining one-third of State Operations, represent the operating costs of State agencies, including real estate rental, utilities, contractual payments (e.g., consultants, information technology and professional business services), supplies and materials, equipment, telephone service and employee travel.

      Spending by the General Fund on General State Charges was projected to total $3.1 billion in 2008-09, an decrease of $140 million (4.4%) from the prior year.  General State Charges account for the costs of fringe benefits provided to State employees and retirees of the Executive, Legislative and
Judicial branches, tax payments to municipalities related to public lands, and certain litigation against the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. Other costs include State taxes paid to local governments for certain State-owned lands, and payments related to lawsuits against the State and its public officers. Employee fringe benefits will be paid mostly from the General Fund. Other General
State Charges costs will be paid in full by General Fund revenues.

      General Fund debt service was projected at $1.7 billion in 2008-09, a decrease of $144 million (9.3%) from the prior year.  The State pays debt service on all outstanding State-supported bonds, including general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities (e.g.,
Empire State Development Corporation, Dormitory Authority of the State of New
York, Thruway Authority) for which the State is contractually obligated to pay debt service, subject to an appropriation. Depending on the credit structure, debt service is financed through transfers from the General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.

      General Fund spending on Capital Projects was projected to total $433 million billion in 2008-09, an increase of $292 million (207.1%) from the prior year.  The Capital Projects Fund group accounts for spending across all functional areas to finance costs related to the acquisition, construction, repair or renovation of fixed assets.

      In 2008-09, transfers by the General Fund to other funds were projected to total $2.3 billion and transfers to the General Fund by other funds were projected to total $12.5 billion.  The most significant General Fund transfer to other funds was for general debt service ($1.7 billion). Other significant
General Fund transfers to other funds included Judiciary transfers to the
Court Facilities Incentive Aid Fund, New York City County Clerks Fund, and
Judiciary Data Processing Fund ($157 million, total) and transfers representing payments for patients residing in State-operated Health, Mental
Hygiene and State University facilities ($174 million), SUNY hospital subsidy payments ($141 million), and to the Capital Projects fund for pay-as-you-go projects ($241 million). All other transfers to other funds totaled $244 million; the most significant included $66 million for the payment of banking services.

      Of the $12.5 billion General Fund transfer from other funds, $11.5 billion resulted from dedicated Personal Income, Sales and Real Estate
Transfer taxes above required debt service. All other fund/account sweeps total $181 million.

      Cash Flow Forecast. In 2008-09, the General Fund was projected to have quarterly-ending balances of $3.8 billion in June 2008, $5.2 billion in
September 2008, $799 million in December 2008, and $2.0 billion at the end of
March 2009. The lowest projected month-end cash flow balance was $799 million in December 2008.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating Local
Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.
As of June 1995, LGAC had issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note
(TRAN) seasonal borrowing in the fifth year).  This provision limiting the
State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

|X|___Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the
State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its
Authorities were to default on their respective obligations, especially those involving State-supported or State-related debt. As of December 31, 2007, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these
State public authorities was approximately $134 billion, only a portion of which constituted State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.
|X|   Ratings of the State's Securities.  As of November 16, 2006, S&P had
rated the State's general obligation bonds "AA," Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".

      Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Trust invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2008, the
State had approximately $3.2 billion in general obligation debt outstanding.

|X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2008-09 fiscal year or thereafter.

      Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2008-09 Financial Plan.  The State has reported its belief that the 2008-09 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2008-09 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2008-09 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the
State to maintain a balanced 2008-09 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, were not presently determinable, it was the State's opinion that its ultimate liability in these cases was not expected to have a material adverse effect on the State's financial position in the 2008-09 fiscal year or thereafter.

      |X|   Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The State noted
that while deficit financing is a relatively infrequent practice, it has become more common in recent years. Between 2004 and 2007, the State
Legislature authorized 14 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for the
State's 2008-09 fiscal year or thereafter.

|X|   Factors Affecting Investments in New York City Municipal Securities.
The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The economic slowdown that began in 2001 as a result of the September 11 terrorist attack, a national economic recession, and a downturn in the securities industry came to an end in 2003.  Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery.  The City's financial plan assumed slower growth in calendar year 2008, corresponding to a weakened economy.

      For each of the 1981 through 2007 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the
City's economic base.

      The Mayor is responsible for preparing the City's financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board in June 2007 (the "June Financial Plan", Modification
No. 08-1 to the June Financial Plan and the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board on June 20, 2007 (as so modified, the "2008-2011 Financial Plan", or "Financial Plan").  The
City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State policies affecting the City and the cost of future labor settlements.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2008-2011 Financial Plan.  For the 2007 fiscal year, the City's General Fund had an operating surplus of $4.67 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2007 fiscal year was the twenty-seventh consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

      The City's expense and capital budgets for the 2008 fiscal year were adopted on June 15, 2007. The June Financial Plan, which was consistent with the City's expense and capital budgets as adopted for the 2008 fiscal year, projected revenues and expenditures for the 2008 fiscal year balanced in accordance with GAAP, and projected gaps of $1.6 billion, $3.4 billion and
$4.4 billion in fiscal years 2009 through 2011, respectively.

      On June 30, 2008 the City submitted to the Control Board the Financial
Plan for the 2009 fiscal year which were adopted on June 29, 2008. The
Financial Plan is a modification to the June Financial Plan and projects revenues and expenses for the 2007 and 2008 fiscal years balanced in accordance with GAAP, and projects gaps of $2.7 billion, $4.8 billion and
$6.5 billion in fiscal years 2009 through 2011, respectively.

      The Financial Plan reflects, since the June Financial Plan, an increase in projected net revenues totaling $2.4 billion in fiscal year 2008, and decreases in projected revenues of $396 million, $2.1 billion and $1.8 billion in fiscal years 2009 through 2011, respectively. Changes in projected tax revenues include (i) an increase in real property taxes of $37 million in fiscal year 2008 and decreases in real property taxes of $318 million, $449 million and $495 million in fiscal years 2009 through 2011, respectively;
(ii) a projected net increase in other tax revenues of $1.6 billion in fiscal year 2008 primarily due to increases in personal and unincorporated business income tax revenues; (iii) projected net decreases in other tax revenues of
$576 million, $1.9 billion and $1.6 billion in fiscal years 2009 through
2011, respectively, primarily due to decreases in real property transfer and personal and business income tax revenues; (iv) an increase in tax audit revenues of $480 million in fiscal year 2008 primarily due to resolution of general corporation tax audits; (v) increases in the pass-through of personal income tax revenues of $50 million, $220 million, $260 million and $275 million in fiscal years 2008 through 2011, respectively; (vi) decreases in revenues of $2 million, $9 million, $13 million and $16 million in fiscal years 2008 through 2011, respectively, as a result of the State takeover of the New York City Off-Track Betting Corporation ("OTB"); and (vii) increases in non-tax revenues of $221 million, $287 million, $5 million and $40 million in fiscal years 2008 through 2011, respectively.

      The Financial Plan also reflects, since the June 2007 Financial Plan, increases in projected net expenditures totaling $959 million, $971 million and $2.0 billion in fiscal years 2008, 2009 and 2011, respectively, and decreases in projected net expenditures totaling $411 million in fiscal year
2010. Changes in projected expenditures include: (i) increases in labor costs totaling $302 million, $714 million, $1.4 billion and $1.9 billion in fiscal years 2008 through 2011, respectively, reflecting settlements of labor negotiations, including the recent arbitration award for the Patrolmen's
Benevolent Association ("PBA"), and the provision for similar increases for collective bargaining units not yet settled and uniformed unions with contract reopener provisions; (ii) a decrease in agency spending of $48 million in fiscal year 2008 and increases in agency spending of $398 million,
$295 million and $285 million in fiscal years 2009 through 2011, respectively; (iii) decreases in debt service costs of $130 million, $200 million, $278 million and $245 million in fiscal years 2008 through 2011, respectively, in part due to the planned delay in capital commitments during the financial plan years; (iv) increases in pension contributions of $17 million, $152 million and $56 million in fiscal years 2008, 2010 and 2011, respectively, and a decrease in pension contributions of $211 million in fiscal year 2009; (v) increases in employee and retiree health insurance costs of $2 million, $39 million, $42 million and $46 million in fiscal years
2008 through 2011, respectively; (vi) an increase in debt service expenditure of $2 billion in fiscal year 2008 for the early payment of outstanding debt resulting in a decrease in debt service cost of $2 billion in fiscal year
2010; (vii) decreases in City-funded fringe benefit costs of $126 million,
$116 million, $89 million and $89 million in fiscal years 2008 through 2011, respectively, due to the increase in the federal fringe benefits reimbursement rate on categorical programs; (viii) increases in energy expenses of $10 million, $119 million, $204 million and $209 million in fiscal years 2008 through 2011, respectively; (ix) a reduction in prior year payables of $500 million and a reduction in the general reserve of $260 million in fiscal year 2008; (x) the elimination of pay-as-you-go capital expenditures of $100million in fiscal year 2008 and $200 million in each of fiscal years 2009 through 2011; (xi) the delay of $194 million in agency expenditures from fiscal year 2008 to fiscal year 2009; and (xii) increases during the adoption of the budget by the City Council of $234 million, $84 million and $84 million in fiscal years 2009 through 2011, respectively. The future reclassification of these adopted budget increases by the City Council will reduce the value of the gap-closing actions described below.

      The Financial Plan also reflects the enactment of some of the tax programs previously reflected in the tax reduction program in the June
Financial Plan, reducing tax revenues by $222 million, $268 million, $292 million and $333 million in fiscal years 2008 through 2011, respectively. The enacted programs include (i) a childcare tax credit with an estimated cost of
$42 million, $43 million, $44 million and $45 million in fiscal years 2008 through 2011, respectively, (ii) personal and small business income tax credits and reductions with an estimated cost of $70 million, $108 million,
$109 million and $166 million in fiscal years 2008 through 2011, respectively; and (iii) the City sales tax exemption for clothing and footwear purchases with an estimated cost of $110 million, $117 million, $119 million and $122 million in fiscal years 2008 through 2011, respectively.

      The Financial Plan reflects the costs of all labor contracts settled as of the date of the Financial Plan. The Reserve for Collective Bargaining
contains funds for the cost of collective bargaining increases for labor contracts not yet settled, consistent with the settled contract patterns through final contract expiration dates in the period March 2010 to July
2012. The pattern for the final two years for each contract provides for 4%
annual wage increases for all collective bargaining units and an additional
1.59% for longevity or salary schedule increases for uniformed employees.
After the expiration of each contract, the Financial Plan assumes annual increases of 1.25%.

      The Financial Plan also does not reflect additional costs that would be incurred, unless there is a change in applicable law, as a result of
Statement No. 49 of the Governmental Accounting Standards Board ("GASB 49"),
which became effective on July 1, 2008 relating to the accounting treatment of pollution remediation costs. Currently, many of these costs are included in the City's capital budget and financed through the issuance of bonds.
Preliminary estimates indicate that such additional expense budget costs could be approximately $500 million annually.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2008 through
2011 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 28, 2008, the City Comptroller released a report on the Mayor's adopted budget for fiscal year 2009 and the Financial Plan. The report notes that in fiscal year 2008 the City was able to preserve surpluses built up in prior years that has enabled it to balance the fiscal year 2009 budget and considerably narrow the fiscal year 2010 budget gap. The report estimates that tax revenues in fiscal year 2009 will lag the projections in the
Financial Plan and overtime expenditures will exceed the projections. In subsequent years, the report projects revenues to exceed the projections in the Financial Plan. The report cautions, however, that the City's budget will continue to be under pressure for some time to come, as the scenario of falling or stagnating revenues combined with rising costs continues to unfold.

      In his report, the City Comptroller identified net risks for fiscal years 2009 through 2012 which, when added to the results projected in the
Financial Plan, would result in gaps of $68 million, $2.05 billion, $5.69 billion and $5.44 billion in fiscal years 2009 through 2012, respectively.
The differences from the Financial Plan projections result in part from the
City Comptroller's expenditure projections, which exceed those in the
Financial Plan by $33 million, $275 million, $788 million and $799 million in fiscal years 2009 through 2012, respectively, resulting from: (i) the possibility that the Mayor's proposal to restructure the City's health insurance does not produce the savings projected in the Financial Plan, which would result in increased costs of $200 million in each of fiscal years 2010 through 2012; (ii) increased overtime expenditures of $91 million in fiscal year 2009 and $100 million in fiscal year 2010 through 2012, respectively;
(iii) increased pension contributions of $83 million, $153 million and $225 million in fiscal years 2010 through 2012, respectively, because investment returns for fiscal year 2008 related to the pension funds fell short of the
City's projections; (iv) estimated increased costs of $500 million in each of fiscal years 2011 and 2012 as a result of GASB Statement No. 49; and (v)
projected savings in judgment and claims expenses of $58 million, $108 million, $165 million and $226 million in fiscal years 2009 through 2012, respectively. The differences from the Financial Plan also result from the
City Comptroller's revenue projections. The report estimates that property tax collections would be lower by $65 million in fiscal year 2009 and higher by $70 million, $210 million and $475 million in fiscal years 2010 through
2012, respectively, resulting in a net shortfall of tax revenues of $35 million in fiscal year 2009 and net additional tax revenues of $570 million,
$250 million and $465 million in fiscal years 2010 through 2012, respectively.

      On July 28, 2008, the staff of the OSDC issued a report on the
Financial Plan. The OSDC report observed that, while the fiscal year 2009 budget is balanced and is based on relatively conservative revenue and expenditure assumptions, the greatest risk to the Financial Plan would come from a deeper or longer economic slowdown. The OSDC report further observed that, if needed, the City could draw upon reserves funded with recent surpluses to maintain budget balance in fiscal year 2009; however, balancing the budget in subsequent years will be more difficult and budget gaps could exceed $4.0 billion in fiscal year 2010 and average $7.4 billion during fiscal years 2011 and 2012.

      The report identified possible risks to the Financial Plan of $245 million, $244 million, $726 million and $785 million in fiscal years 2009 through 2012, respectively. When combined with the results projected in the
Financial Plan, and after excluding the resources from the Mayor's proposal to rescind the 7% property tax rate reduction and to restructure municipal health insurance costs, which are outside the Mayor's direct control to implement, the report estimated that these risks could result in budget gaps of $245 million, $4.01 billion, $7.38 billion and $7.45 billion in fiscal years 2009 through 2012, respectively. The risks to the Financial Plan identified in the report include: (i) reduced tax revenues of $200 million,
$150 million, $100 million and $100 million in fiscal years 2009 through
2012, respectively; (ii) increased City-funded energy expenditures of $45 million and $25 million in fiscal years 2009 through 2010, respectively;
(iii) increased pension contributions of $69 million, $126 million and $185 million in fiscal years 2010, 2011 and 2012, respectively, because investment returns in fiscal year 2008 related to the pension funds fell short of the
City's projections; and (iv) estimated increased costs of $500 million in each of fiscal years 2011 and 2012 as a result of GASB Statement No. 49.

      In addition to the adjustments to the Financial Plan projections, the
OSDC report identified an additional risk that could have a significant impact on the City. The risk includes the possibility that after the expiration of current or tentative collective bargaining agreements, wage increases are negotiated at the projected rate of inflation rather than the
2% per annum provided for in the Financial Plan, which would increase costs by $136 million and $363 million in fiscal years 2011 and 2012, respectively.

      On July 22, 2008, the staff of the Control Board issued a report on the
Financial Plan. The report observes that the City's budget is balanced for fiscal year 2009 despite substantial spending growth, offset in part by prepayments, and an expected decline in total revenues resulting from the economic downturn impacting the City and a significant downsizing within the
City-centered financial services industry. The report also observes that there are risks to the outyears of the City's Financial Plan which will require attention if the City is to achieve a balanced budget in the outyears. The report also notes that the rapid growth of the City's OPEB liability is of particular concern to the long-term fiscal health of the
City.

      The report quantified possible additional resources, offset by certain risks, to the Financial Plan. The report identified possible net risks of
$334 million, $2 billion, $2.36 billion and $2.42 billion in fiscal years
2009 through 2012, respectively.  When combined with the results projected in the Financial Plan, these net risks would result in estimated gaps of $334 million, $4.35 billion, $7.52 billion and $7.53 billion in fiscal years 2009 through 2012, respectively. The possible additional resources identified in the report result from increased miscellaneous revenues of $150 million in fiscal year 2009, $125 million in fiscal year 2010 and $100 million in each of fiscal years 2011 and 2012. The risks identified in the report result from: (i) a reduction in non-property tax collections of $400 million, $425 million, $200 million and $200 million in fiscal years 2009 through 2012, respectively; (ii) a reduction in property tax collections of $200 million in each of fiscal years 2010 through 2012; (iii) increased uniformed services overtime expenses of $84 million, $78 million, $62 million and $61 million in each of fiscal years 2009 through 2012; (iv) estimated increases related to the funding of pollution remediation projects in the City's expense budget instead of its capital budget of $500 million in each of fiscal years 2011 and 2012; (v) the possibility that the City Council does not approve the rescission of the Mayor's 7% property tax cut program after fiscal year 2009 resulting in reduced revenues of $1.22 billion in fiscal year 2010, $1.30 billion in fiscal year 2011 and $1.36 billion in fiscal year 2012; and (vi)
the possibility that the Mayor's proposal to restructure the City's health insurance does not produce the projected savings of $200 million in each of fiscal years 2010 through 2012.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

      |X|   Ratings of the City's Bonds.  As of July 19, 2007, Moody's, S&P
and Fitch rated the City's general obligations bonds Aa3, AA and AA-, respectively.  These ratings reflected only the views of Moody's, S&P and
Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of March 31, 2008, the
City had approximately $35.095 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment Objective and Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of Additional Information;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

o     The Trust cannot purchase securities on margin or make short sales of securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the
         Securities Act of 1933 in connection with the disposition of portfolio securities;

o     The Trust cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

o     The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the
         Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.  Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the
Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or
Statement of Additional Information will be supplemented to reflect the change.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted the industry classifications of industries and groups or related industries.  These classifications are not fundamental.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Trust's fiscal quarters in its semi-annual report to shareholders, its annual reports to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Trust, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the Trust's regular pricing services)
o     Dealers to obtain price quotations where the Trust is not identified as the owner

      Portfolio holdings information (which may include information on the
Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
      Industry Regulatory Authority ("FINRA") formerly known as NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Trust's then current policy on approve methods for communicating confidential information, including but not limited to the Trust's policy as to use of secure e-mail technology.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fixed Income Securities   Nomura Securities
ABN AMRO                    Fortis Securities         Oppenheimer & Co.
AG Edwards                  Fox-Pitt, Kelton          Oscar Gruss
Allen & Co                  Friedman, Billing, Ramsey OTA
American Technology         Gabelli                   Pacific Crest Securities
Research
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Avondale                    Gartner                   Portales Partners
Banc of America Securities  George K Baum & Co.       Punk Ziegel & Co
Barra                       Goldman Sachs             Raymond James
BB&T                        Howard Weil               RBC
Bear Stearns                HSBC                      Reuters
Belle Haven                 ISI Group                 RiskMetrics/ISS
Bloomberg                   ITG                       Robert W. Baird
BMO Capital Markets         Janco                     Roosevelt & Cross
BNP Paribas                 Janney Montgomery         Russell
Brean Murray                Jefferies                 Sandler O'Neil
Brown Brothers              JMP Securities            Sanford C. Bernstein
Buckingham Research Group   JNK Securities            Scotia Capital Markets
Canaccord Adams             Johnson Rice & Co         Sidoti
Caris & Co.                 JP Morgan Securities      Simmons
CIBC World Markets          Kaufman Brothers          Sander Morris Harris
Citigroup Global Markets    Keefe, Bruyette & Woods   Societe Generale
CJS Securities              Keijser Securities        Soleil Securities Group
Cleveland Research          Kempen & Co. USA Inc.     Standard & Poors
Cogent                      Kepler Equities/Julius    Stanford Group
                            Baer Sec
Collins Stewart             KeyBanc Capital Markets   State Street Bank
Cowen & Company             Lazard Freres & Co        Stephens, Inc.
Craig-Hallum Capital Group  Leerink Swan              Stifel Nicolaus
LLC
Credit Agricole Cheuvreux   Lehman Brothers           Stone & Youngberg
N.A. Inc.
Credit Suisse               Loop Capital Markets      Strategas Research
Data Communique             Louise Yamada Tech        Sungard
                            Research
Daiwa Securities            MainFirst Bank AG         Suntrust Robinson
                                                      Humphrey
Davy                        Makinson Cowell US Ltd    SWS Group
Deutsche Bank Securities    McAdmas Wright            Think Equity Partners
Dougherty Markets           Merrill Lynch             Thomas Weisel Partners
Dowling                     Miller Tabak              Thomson Financial
Empirical Research          Mizuho Securities         UBS
Enskilda Securities         Moodys Research           Virtusa Corporation
Exane BNP Paribas           Morgan Stanley            Wachovia Securities
Factset                     Natexis Bleichroeder      Wedbush
Fidelity Capital Markets    Ned Davis Research Group  Weeden
First Albany                Needham & Co              William Blair

How the Trust is Managed

Organization  and  History.  The Trust is an  open-end,  diversified  management investment company organized as a Massachusetts  business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

|X| Classes of Shares.  The Trust has a single  class of shares of stock.  While that class has no designation,  it is deemed to be the equivalent of Class A for purposes of the shareholder account policies that apply to Class A shares of the
Oppenheimer funds.

     Shares of the Trust are  freely  transferable.  Each  share has one vote at shareholder  meetings,  with fractional shares voting  proportionally on matters submitted  to a vote of  shareholders.  There are no  preemptive  or  conversion rights  and  shares  participate  equally  in  the  assets  of  the  Trust  upon liquidation.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Trust is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing  of  two-thirds  of the  outstanding  shares of the  Trust,  to remove a
Trustee or to take other action described in the Trust's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the
Trust's outstanding shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Trust's Declaration of Trust contains an
express   disclaimer  of  shareholder  or  Trustee  liability  for  the  Trust's obligations.  It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder  held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the Trust shall assume the defense of any claim made against a shareholder  for any act or obligation  of  the  Trust  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder of a business trust (such as the Trust)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Trust shareholder will incur financial loss from being held  liable as a  "partner"  of the Trust is limited to the  relatively  remote circumstances in which the Trust would be unable to meet its obligations.

     The Trust's  contractual  arrangements state that any person doing business with the Trust (and each  shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or  demand  that may  arise  out of any  dealings  with the  Trust  and that the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Trust is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Trust's activities,  review its performance,  and review the actions of the Manager.

     The Audit  Committee  held 4 meetings  during the Trust's fiscal year ended
June 30, 2008. The Review  Committee  held 4 meetings  during the Trust's fiscal year ended June 30, 2008.  The Governance  Committee held 2 meetings  during the
Trust's fiscal year ended June 30, 2008.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each Committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees").  The members of the Audit Committee are George C. Bowen  (Chairman),
Edward L.  Cameron,  Robert J.  Malone and F.  William  Marshall,  Jr. The Audit
Committee  furnishes the Board with  recommendations  regarding the selection of the Trust's  independent  registered public accounting firm (also referred to as the  "independent  Auditors").  Other  main  functions  of the Audit  Committee, outlined in the Audit Committee  Charter,  include,  but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv) reviewing  certain reports from and meet  periodically  with the  Trust's  Chief  Compliance  Officer;  (v)
maintaining a separate  line of  communication  between the Trust's  independent
Auditors and the Independent  Trustees;  (vi) reviewing the  independence of the
Trust's independent Auditors; and (vii) pre-approving the provision of any audit or  non-audit  services  by the  Trust's  independent  Auditors,  including  tax services,  that are not prohibited by the Sarbanes-Oxley  Act, to the Trust, the
Manager and certain affiliates of the Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review  Committee  are Sam  Freedman  (Chairman),  Jon S. Fossel,
Richard F. Grabish and Beverly L. Hamilton.  Among other duties, as set forth in
the  Review  Committee's   Charter,  the  Review  Committee  reports  and  makes
recommendations  to the Board  concerning the fees paid to the Trust's  Transfer
Agent and the Manager  and the  services  provided to the Trust by the  Transfer
Agent and the Manager.  The Review Committee also reviews the Trust's investment performance  as well as the  policies  and  procedures  adopted  by the Trust to comply with the Investment Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the Governance Committee are Robert J. Malone (Chairman),  William L.
Armstrong,  Edward L. Cameron,  Beverly L. Hamilton and F. William Marshall, Jr.
The  Governance  Committee  has adopted a charter  setting  forth its duties and responsibilities.  Among other  duties,  the  Governance  Committee  reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of
Ethics and the  nomination  of Trustees,  including  Independent  Trustees.  The
Governance  Committee  has  adopted  a process  for  shareholder  submission  of nominees for board  positions.  Shareholders  may submit  names of  individuals, accompanied  by complete  and properly  supported  resumes,  for the  Governance
Committee's   consideration  by  mailing  such  information  to  the  Governance
Committee in care of the Trust.  The  Governance  Committee  may  consider  such persons at such time as it meets to consider possible  nominees.  The Governance
Committee,  however,  reserves sole discretion to determine which candidates for
Trustees  and  Independent  Trustees  it  will  recommend  to the  Board  and/or shareholders  and it may  identify  candidates  other  than those  submitted  by
Shareholders.  The Governance  Committee may, but need not,  consider the advice and  recommendation of the Manager and/or its affiliates in selecting  nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust.  Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the  following  Oppenheimer/Centennial  funds  (referred to as "Board II Funds")
except for Mr. Grabish who serves as Trustee for only the following funds:

Centennial California Tax Exempt Trust, Centennial

Government Trust,  Centennial Money Market Trust, Centennial New York Tax Exempt
Trust,  Centennial  Tax Exempt Trust,  Oppenheimer  Core Bond Fund,  Oppenheimer
Limited-Term  Government Fund, Panorama Series Fund, Inc., Oppenheimer Principal
Protected Trust, Oppenheimer Por Oppenheimer Principal Series Fixed In Protected
Trust II, Active Allocati Oppenheimer Principal Protected Trust III, Oppenheimer
Senior  Floating  Rate Fund,  Oppenheimer  Portfolio  Series Fixed Income Active
Allocation Fund,  Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer
Master  Loan Fund,  LLC:  tfolio  Oppenheimer  Capital  Income come Fund on Fund
Oppenheimer  Cash Reserves  Oppenheimer  Protected Trust  Principal  Oppenheimer
Principal  Protected  Oppenheimer  Champion  Income  Fund  Trust II  Oppenheimer
Commodity Strategy Total Oppenheimer  Principal  Protected Return Fund Trust III
Oppenheimer  Senior Floating Rate Oppenheimer Equity Fund, Inc. Fund Oppenheimer
Integrity Funds Oppenheimer Strategic Income Fund Oppenheimer International Bond
Fund Oppenheimer Variable Account Funds Oppenheimer Limited-Term Government Fund
Panorama Series Fund, Inc. Oppenheimer Main Street Funds, Inc.

Oppenheimer Main Street Opportunity Fund

                                           Centennial   California  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer   Master   Event-Linked   Bond
Fund, LLC                                  Centennial Government Trust
Oppenheimer Master Loan Fund, LLC          Centennial Money Market Trust
Oppenheimer Municipal Fund                 Centennial New York Tax Exempt Trust

                                           Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.  Present or former  officers,  directors,  trustees and employees
(and  their  eligible  family  members)  of the  Trust,  the  Manager  and its affiliates,  its parent company and the  subsidiaries  of its parent  company, and retirement  plans  established  for the benefit of such  individuals,  are also permitted to purchase Class Y shares of the Oppenheimer  funds that offer
Class Y shares.

      Messrs. Murphy, Petersen, Szilagyi Vandehey, Wixted and Zack, and Mss.
Bloomberg, Ives and Wolf, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II Funds. As of October
6, 2008 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members)
owns securities of either the Manager, Distributor or Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or the Sub-Distributor of the Board II
Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past 5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                              Range of   Beneficially
Position(s) Held                                               Shares     Owned in
with the Trust,     Years; Other  Trusteeships/Directorships Beneficially    All
Length of Service,  Held;   Number  of  Portfolios  in  Fund  Owned in   Supervised
Age                 Complex Currently Overseen                the Trust     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2007

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          President, Colorado Christian            None        Over
Armstrong,          University (since 2006); Chairman,                   $100,000
Chairman of the     Cherry Creek Mortgage Company (since
Board since 2003    1991), Chairman, Centennial State
and Trustee since   Mortgage Company (since 1994),

2000                Chairman,The El Paso Mortgage Company
Age: 71             (since 1993); Chairman, Ambassador
                    Media Corporation (since 1984);
                    Chairman, Broadway Ventures (since
                    1984); Director of Helmerich & Payne,
                    Inc. (oil and gas drilling/production
                    company) (since 1992), Campus Crusade
                    for Christ (non-profit) (since 1991);
                    Former Director, The Lynde and Harry
                    Bradley Foundation, Inc. (non-profit
                    organization) (2002-2006); former
                    Chairman of: Transland Financial
                    Services, Inc. (private mortgage
                    banking company) (1997-2003), Great
                    Frontier Insurance (1995-2000),
                    Frontier Real Estate, Inc. (residential
                    real estate brokerage) (1994-2000) and
                    Frontier Title (title insurance agency)
                    (1995-2000); former Director of the
                    following: UNUMProvident (insurance
                    company) (1991-2004), Storage
                    Technology Corporation (computer
                    equipment company) (1991-2003) and
                    International Family Entertainment
                    (television channel) (1992-1997); U.S.
                    Senator (January 1979-January 1991).
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Assistant Secretary and Director of the  None        Over
Trustee since 2000  Manager (December 1991-April 1999);                  $100,000
Age: 71             President, Treasurer and Director of

                    Centennial Capital Corporation (June
                    1989-April 1999); Chief Executive

                    Officer and Director of MultiSource
                    Services, Inc. (March 1996-April 1999);
                    Mr. Bowen held several positions with
                    OppenheimerFunds, Inc. and with
                    subsidiary or affiliated companies of
                    OppenheimerFunds, Inc. (September
                    1987-April 1999). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  Member of The Life Guard of Mount        None        Over
Trustee since 2000  Vernon (George Washington historical                 $100,000
Age: 70             site) (June 2000 - May 2006); Partner
                    at PricewaterhouseCoopers LLP
                    (accounting firm) (July 1974-June
                    1999); Chairman of Price Waterhouse LLP
                    Global Investment Management Industry
                    Services Group (financial services
                    firm) (July 1994-June 1998). Oversees
                    30 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director of UNUMProvident (insurance     None        Over
Trustee since 2000  company) (since June 2002); Director of              $100,000
Age: 66             Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R. Pharmaceuticals
                    (October 1999-October 2003); Director
                    of Rocky Mountain Elk Foundation
                    (non-profit organization) (February
                    1998-February 2003 and February
                    2005-February 2007); Chairman and
                    Director (until October 1996) and
                    President and Chief Executive Officer
                    (until October 1995) of
                    OppenheimerFunds, Inc.; President,
                    Chief Executive Officer and Director of
                    the following: Oppenheimer Acquisition
                    Corp. ("OAC") (parent holding company
                    of OppenheimerFunds, Inc.),
                    Shareholders Services, Inc. and
                    Shareholder Financial Services, Inc.
                    (until October 1995). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift (charitable  None        Over
Trustee since 1996  organization) (since September 1984).                $100,000
Age: 67             Mr. Freedman held several positions

                    with OppenheimerFunds, Inc. and with
                    subsidiary or affiliated companies of
                    OppenheimerFunds, Inc. (until October

                    1994). Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F. Grabish, Formerly Senior Vice President and       None        Over
Trustee since 2001  Assistant Director of Sales and                      $100,000
Age: 60             Marketing (March 1997-December 2007),
                    Director (March 1987-December 2007) and
                    Manager of Private Client Services
                    (June 1985-June 2005) of A.G. Edwards &
                    Sons, Inc. (broker/dealer and
                    investment firm); Chairman and Chief
                    Executive Officer of A.G. Edwards Trust
                    Company, FSB (March 2001-December
                    2007); President and Vice Chairman of
                    A.G. Edwards Trust Company, FSB
                    (investment adviser) (April 1987-March
                    2001); President of A.G. Edwards Trust
                    Company, FSB (investment adviser) (June
                    2005-December 2007). Oversees 17
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee of Monterey Institute for        None        Over
Hamilton, Trustee   International Studies (educational                   $100,000
since 2002          organization) (since February 2000);

Age: 61             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (2006-2007) of the
                    Community Hospital of Monterey
                    Peninsula; Director (October 1991-2005)
                    and Vice Chairman (since 2006) of
                    American Funds' Emerging Markets Growth
                    Fund, Inc. (mutual fund); President of
                    ARCO Investment Management Company
                    (February 1991-April 2000); Member of
                    the investment committees of The
                    Rockefeller Foundation (2001-2006) and
                    The University of Michigan (since
                    2000); Advisor at Credit Suisse First
                    Boston's Sprout venture capital unit
                    (venture capital fund) (1994-January
                    2005); Trustee of MassMutual
                    Institutional Funds (investment
                    company) (1996-June 2004); Trustee of
                    MML Series Investment Fund (investment
                    company) (April 1989-June 2004); Member
                    of the investment committee of Hartford
                    Hospital (2000-2003); and Advisor to
                    Unilever (Holland) pension fund
                    (2000-2003). Oversees 39 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Board of Directors of Opera Colorado     None        Over
Trustee since 2002  Foundation (non-profit organization)                 $100,000
Age: 64             (since March 2008); Director of Jones
                    Knowledge, Inc. (since 2006); Director
                    of Jones International University
                    (educational organization) (since
                    August 2005); Chairman, Chief Executive
                    Officer and Director of Steele Street
                    State Bank & Trust (commercial banking)
                    (since August 2003); Director of
                    Colorado UpLIFT (charitable
                    organization) (since 1986); Trustee of
                    the Gallagher Family Foundation
                    (non-profit organization) (since 2000);
                    Former Chairman of U.S. Bank-Colorado
                    (subsidiary of U.S. Bancorp and
                    formerly Colorado National Bank) (July
                    1996-April 1999); Director of
                    Commercial Assets, Inc. (real estate
                    investment trust) (1993-2000); Director
                    of Jones Knowledge, Inc. (2001-July
                    2004); and Director of U.S.
                    Exploration, Inc. (oil and gas
                    exploration) (1997-February 2004).
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee of MassMutual Select Funds       None        Over
Marshall, Jr.,      (formerly MassMutual Institutional                   $100,000
Trustee since 2000  Funds) (investment company) (since
Age: 66             1996) and MML Series Investment Fund

                    (investment company) (since 1996);
                    Trustee of Worchester Polytech
                    Institute (since 1985); Chairman (since
                    1994) of the Investment Committee of
                    the Worcester Polytech Institute
                    (private university); President and
                    Treasurer of the SIS Funds (private
                    charitable fund) (since January 1999);
                    Chairman of SIS & Family Bank, F.S.B.
                    (formerly SIS Bank) (commercial bank)
                    (January 1999-July 1999); and Executive
                    Vice President of Peoples Heritage
                    Financial Group, Inc. (commercial bank)

                    (January 1999-July 1999). Oversees 41

                    portfolios in the OppenheimerFunds
                    complex.*
-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

--------------------------------------------------------------------------------------
Mr. Murphy is an "Interested  Trustee" because he is affiliated with the Manager and OppenheimerFunds, Inc. by virtue of his positions as an officer and director of the Manager and  OppenheimerFunds,  Inc.,  and as a shareholder of its parent company.  The address of Mr.  Murphy in the chart  below is Two World  Financial
Center, 225 Liberty Street 11th Floor, New York, New York 10281-1008. Mr. Murphy
serves  as  a  Trustee  for  an  indefinite  term,  or  until  his  resignation, retirement,  death or removal and as an officer for an indefinite term, or until his  resignation,  retirement,  death or  removal.  Mr.  Murphy was elected as a
Trustee  of the Trust with the  understanding  that in the event he ceases to be the Chief  Executive  Officer of  OppenheimerFunds,  Inc.,  he will  resign as a
Trustee of the Trust and the other Board II Funds  (defined  below) for which he is a director or trustee.

   Interested
   Trustee and
     Officer
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
Position(s) Held   Years;                                     Shares     Owned in
with Trust,        Other Trusteeships/Directorships Held;     BeneficiallAll
Length of Service, Number of Portfolios in Fund Complex       Owned in   Supervised
Age                Currently Overseen by Trustee              the Trust  Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                                              As of December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
President          Director of OppenheimerFunds, Inc. (since             $100,000
Since 2001and      June 2001); President of
Trustee since 2003 OppenheimerFunds, Inc. (September
Age: 59            2000-March 2007); President and director
                   or trustee of other Oppenheimer funds;
                   President and Director of OAC and of
                   Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) (since November
                   2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of
                   OppenheimerFunds, Inc. (September
                   2000-June 2001); President and Trustee of
                   MML Series Investment Fund and MassMutual
                   Select Funds (open-end investment
                   companies) (November 1999-November 2001);
                   Director of C.M. Life Insurance Company
                   (September 1999-August 2000); President,
                   Chief Executive Officer and Director of
                   MML Bay State Life Insurance Company
                   (September 1999-August 2000); Director of
                   Emerald Isle Bancorp and Hibernia Savings
                   Bank (wholly-owned subsidiary of Emerald
                   Isle Bancorp) (June 1989-June 1998).
                   Oversees 103 portfolios in the
                   OppenheimerFunds complex.

--------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: Messrs.
Zack and Ms. Bloomberg, Two World Financial Center, New York, NY 10281-1008,
Messrs. Petersen, Szilagyi, Vandehey and Wixted and Mss. Ives and Wolf, 6803
S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an indefinite term, which would end: (a) upon the request of the Board, (b) if he or she is no longer an officer of the Manager, (c) if a material change in his or her duties occurs that are inconsistent with a position as officer the
Fund, or (d) upon his or her resignation, retirement, or death.

---------------------------------------------------------------------------------------
                                Officers of the Trust
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Service,
Age
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Carol E. Wolf,                   Senior Vice President of OppenheimerFunds, Inc.
Senior Vice President and        (since June 2000) and HarborView Asset Management
Portfolio Manager since June     Corporation (since June 2003); Vice President of the
2008                             Manager (since August 2004), an officer of 9
Age: 56                          portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer

Vice President and Chief         of OppenheimerFunds, Inc. (since March 2004); Chief
Compliance Officer since 2004    Compliance Officer of the Manager, OppenheimerFunds
Age:  58                         Distributor, Inc., and Shareholder Services, Inc.
                                 (since March 2004); Vice President of the Manager,
                                 OppenheimerFunds Distributor, Inc., and Shareholder
                                 Services, Inc. (June 1983); Vice President and
                                 Director of Internal Audit of OppenheimerFunds, Inc.
                                 (1997-February 2004). An officer of 103 portfolios
                                 in the Oppenheimer funds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice President and Treasurer of

Treasurer and Principal          OppenheimerFunds, Inc. (since March 1999); Treasurer
Financial & Accounting Officer   of the following: Shareholder Services, Inc.,
since April 1999                 HarbourView Asset Management Corporation,
Age: 48                          Shareholder Financial Services, Inc., Oppenheimer
                                 Real Asset Management Corporation, and Oppenheimer
                                 Partnership Holdings, Inc. (since March 1999), OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000), OFI
                                 Institutional Asset Management, Inc. (since November
                                 2000), and OppenheimerFunds Legacy Program (since
                                 June 2003); Treasurer and Chief Financial Officer of
                                 OFI Trust Company (trust company subsidiary of
                                 OppenheimerFunds, Inc.) (since May 2000); Assistant
                                 Treasurer of OAC (since March 1999); and Assistant
                                 Treasurer of the Manager and Distributor (March
                                 1999-October 2003) and OppenheimerFunds Legacy
                                 Program (April 2000-June 2003). An officer of 103
                                 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian Petersen,                  Vice President of OppenheimerFunds, Inc. (since

Assistant Treasurer since 2004   February 2007); Assistant Vice President (August
Age: 38                          2002-February 2007); Manager/Financial Product
                                 Accounting of OppenheimerFunds, Inc. (November
                                 1998-July 2002). An officer of 103 portfolios in the
                                 OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian C. Szilagyi,               Assistant Vice President of OppenheimerFunds, Inc.

Assistant Treasurer since 2005   (since July 2004); Director of Financial Reporting
Age: 38                          and Compliance of First Data Corporation (April
                                 2003-July 2004); Manager of Compliance of Berger
                                 Financial Group LLC (May 2001-March 2003). An
                                 officer of 103 portfolios in the OppenheimerFunds
                                 complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Robert G. Zack,                  Executive Vice President (since January 2004) and
Vice President & Secretary       General Counsel (since March 2002) of
since 2001                       OppenheimerFunds, Inc.; General Counsel of the
Age: 60                          Manager and Distributor (since December 2001);
                                 General Counsel and Director of OppenheimerFunds
                                 Distributor, Inc. (since December 2001); Senior Vice
                                 President, General Counsel and Director of the
                                 Transfer Agent, Shareholder Financial Services,
                                 Inc., OFI Private Investments, Inc. and OFI Trust
                                 Company (since November 2001); Senior Vice President
                                 and General Counsel of HarbourView Asset Management
                                 Corporation (since December 2001); Secretary and
                                 General Counsel of OAC (since November 2001);
                                 Assistant Secretary (since September 1997) and
                                 Director (since November 2001) of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc; Vice
                                 President and Director of Oppenheimer Partnership
                                 Holdings, Inc. (since December 2002); Director of
                                 Oppenheimer Real Asset Management, Inc. (since
                                 November 2001); Vice President of OppenheimerFunds
                                 Legacy Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI Institutional
                                 Asset Management, Inc. (since November 2001);
                                 Director of OppenheimerFunds (Asia) Limited (since
                                 December 2003); Senior Vice President (May
                                 1985-December 2003). An officer of 103 portfolios in
                                 the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Lisa I. Bloomberg,               Vice President (since May 2004) and Deputy General
Assistant Secretary since 2004   Counsel (since May 2008) of OppenheimerFunds, Inc.;
Age:  40                         Associate Counsel (May 2004-May 2008) of
                                 OppenheimerFunds Inc.; First Vice President (April
                                 2001-April 2004), Associate General Counsel
                                 (December 2000-April 2004) of UBS Financial
                                 Services, Inc. An officer of 103 portfolios in the
                                 OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Kathleen T. Ives,                Vice President (since June 1998), Deputy General
Assistant Secretary              Counsel (since May 2008) and Assistant Secretary
since 2001                       (since October 2003); Senior Counsel (October
Age: 42                          2003-May 2008) of OppenheimerFunds, Inc.; Vice
                                 President (since 1999) and Assistant Secretary
                                 (since October 2003) of the Distributor; Assistant
                                 Secretary of the Manager (since October 2003); Vice
                                 President and Assistant Secretary of Shareholder
                                 Services, Inc. (since 1999); Assistant Secretary of
                                 OppenheimerFunds Legacy Program and Shareholder
                                 Financial Services, Inc. (since December 2001);
                                 Senior General Counsel of OppenheimerFunds,
                                 Inc.(October 2003-May 2008).. An officer of 103
                                 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the Manager, receive no salary or fee from the Trust.
The Independent Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended June 30, 2008. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2007.

-------------------------------------------------------------------------------
  Trustee    Name    and    Other Aggregate Compensation Total Compensation
                                                         From Trust and Fund
                                   from Trust(1) Fiscal  Complex(2) Year
  Position(s) (as applicable)      Year Ended June 30,   ended December 31,

                                           2008          2007

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  William L. Armstrong
  Chairman   of  the   Board   of

  Trustees     and     Governance          $1,020               $228,062
  Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  George Bowen                              $749                $158,000
  Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Edward L. Cameron

  Audit Committee Member and                $746                $189,600
  Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  Jon S. Fossel                             $681                $161,423

  Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  Sam Freedman                              $782                $178,277

  Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  Richard F. Grabish((3))                   $680                 $14,732

  Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Beverly Hamilton

  Review Committee Member and            $680((4))              $158,000
  Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Robert J. Malone

  Governance Committee Chairman             $782                $181,700
  and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  F. William Marshall, Jr.

  Audit Committee Member and                $680              $239,664((5))
  Governance Committee Member

-------------------------------------------------------------------------------

1.    "Aggregate  Compensation  from the  Trust"  includes  fees and  deferred compensation, if any.

2.    In accordance with SEC  regulations,  for purposes of this section only,
   "Fund   Complex"   includes   the   Oppenheimer   funds,   the   MassMutual
   Institutional  Funds,  the Mass  Mutual  Select  Funds  and the MML  Series
   Investment  Fund, the investment  adviser for which is the indirect  parent company of  OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc. also serves as the Sub-Advisor to the following:  MassMutual Premier  International Equity
   Fund,  MassMutual  Premier Main Street Fund,  MassMutual  Premier Strategic
   Income Fund,  MassMutual Premier Capital  Appreciation Fund, and MassMutual
   Premier Global Fund.  OppenheimerFunds,  Inc. does not consider  MassMutual
   Institutional  Funds,  MassMutual  Select  Funds and MML Series  Investment
   Fund to be part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted.

3.    Mr. Grabish serves as Trustee for only the following  funds:  Centennial
   California Tax Exempt Trust,  Centennial Government Trust, Centennial Money
   Market Trust,  Centennial New York Tax Exempt Trust,  Centennial Tax Exempt
   Trust,  Oppenheimer  Core Bond Fund,  Oppenheimer  Limited Term  Government
   Fund,  Panorama Series Fund, Inc.,  Oppenheimer  Principal Protected Trust,
   Oppenheimer  Principal Protected Trust II, Oppenheimer  Principal Protected
   Trust III,  Oppenheimer  Senior Floating Rate Fund,  Oppenheimer  Portfolio
   Series  Fixed   Income   Active   Allocation   Fund,   Oppenheimer   Master
   Event-Linked Bond Fund, LLC and Oppenheimer Master Loan Fund, LLC.
4.    Includes $680 deferred by Ms. Hamilton under the "Compensation  Deferral
   Plan" described below.
5.    Includes  $81,664  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan for Trustees.  The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustees. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Trust's assets, liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any Trustees. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of October 6, 2008, the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc.
("Edwards") for the sole Benefit of its Customers, Attn. Money Fund Dept., 1
North Jefferson Avenue, St. Louis, Missouri 63103, which owned 59,448,139.620 shares of the Trust which was 93.79% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that have access to information that could permit them to would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

    The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
   ended 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2006                                  $298,993
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2007                                  $316,297
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2008                                  $366,409

---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions
(if any) and non-recurring expenses, including litigation, shall not exceed
0.80% of the average annual net assets of the Trust.  Additionally, effective
July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to terminate or amend either undertaking at any time. For the fiscal years ended June 30, 2006, 2007 and
2008, the management fees payable by the Trust would have been $270,869,
$280,704 and $346,005 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $28,124, $35,593 and
$20,404 for the fiscal years ended June 30, 2006, 2007 and 2008 respectively.

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Carol E. Wolf
(referred to as "Portfolio Manager"). She is the person who is responsible for the day-to-day management of the Trust's investments.

        Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Ms. Wolf also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Ms. Wolf as of June 30, 2008. No account has a performance-based advisory fee:

   -------------------------------------------------------------------------------
   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Carol E. Wolf        8      $19,449       1         $187     None    None

   -------------------------------------------------------------------------------
      1.  In millions.
      2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment objectives and strategies of the other fund and accounts are the same as, or different from, the Trust's investment objectives and strategies.  For example, the
Portfolio Manager may need to allocate investment opportunities between the
Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

     Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
is employed and compensated by the Manager, not the Trust. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
June 30, 2008 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmark with respect to the Trust is the iMoneyNet State Specific NY Retail ranking. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the
Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

             Ownership of the Trust's Shares.  As of June 30, 2008 the
      Portfolio Manager did not beneficially own any shares of the Trust.

      |X|               The Distributor. Under its General Distributor's
agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
For other distribution expenses paid by the Trust, see the section entitled
"Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the
Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2008 payments under the plan totaled
$146,344. The Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $64 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2008, the Manager paid, in the aggregate, $182,076 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information.
Additionally, the Manager, the Distributor and/or the Sub-Distributor
(including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other
Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Trust's service plan adopted under
         Rule 12b-1 under the Investment Company Act, which are paid from the
         Trust's assets (see " Service Plan" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
         administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the Manager, Distributor or
         Sub-Distributor for expenses they incur on behalf of the Trust.
o     Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the
      Manager derives from investment advisory fees paid by the Trust. These payments are made at the discretion of the Manager, the Distributor and/or the Sub-Distributor. These payments, often referred to as
      "revenue sharing" payments, may be in addition to the payments by the
      Trust listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Trust or other Oppenheimer or
         Centennial funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager, Distributor and
         Sub-Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other
Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the
Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the Distributor or the
Sub-Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other
Oppenheimer or Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
          Trust or other Oppenheimer or Centennial funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer and Centennial funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer and Centennial funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and
Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager,
Distributor or Distributor for marketing or program support:

1st Global Capital Company              Legend Equities Corporation
Advantage Capital Corporation           Lincoln Benefit National Life
Aegon USA                               Lincoln Financial Advisors Corporation
Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial
                                        Massachusetts Mutual Life Insurance
AIG Financial Advisors                  Company
AIG Life Variable Annuity               McDonald Investments, Inc.
                                        Merrill Lynch Pierce Fenner & Smith,
Allianz Life Insurance Company          Inc.
Allmerica Financial Life Insurance &
Annuity Company                         Merrill Lynch Insurance Group
Allstate Life Insurance Company         MetLife Investors Insurance Company
American Enterprise Life Insurance      MetLife Securities, Inc.
American General Annuity Insurance      Minnesota Life Insurance Company
American Portfolios Financial
Services, Inc.                          MML Investor Services, Inc.
Ameriprise Financial Services, Inc.     Mony Life Insurance Company
Ameritas Life Insurance Company         Morgan Stanley & Company, Inc.
Annuity Investors Life Insurance
Company                                 Multi-Financial Securities Corporation
Associated Securities Corporation       Mutual Service Corporation
AXA Advisors LLC                        NFP Securities, Inc.
AXA Equitable Life Insurance Company    Nathan & Lewis Securities, Inc.
Banc One Securities Corporation         National Planning Corporation
Cadaret Grant & Company, Inc.           Nationwide Financial Services, Inc.
CCO Investment Services Corporation     New England Securities Corporation
                                        New York Life Insurance & Annuity
Charles Schwab & Company, Inc.          Company
Chase Investment Services Corporation   Oppenheimer & Company
Citicorp Investment Services, Inc.      PFS Investments, Inc.
Citigroup Global Markets Inc.           Park Avenue Securities LLC
CitiStreet Advisors LLC                 Phoenix Life Insurance Company
Citizen's Bank of Rhode Island          Plan Member Securities
Columbus Life Insurance Company         Prime Capital Services, Inc.
Commonwealth Financial Network          Primevest Financial Services, Inc.
Compass Group Investment Advisors       Protective Life Insurance Company
                                        Prudential Investment Management
CUNA Brokerage Services, Inc.           Services LLC
CUSO Financial Services, LLP            Raymond James & Associates, Inc.
E*TRADE Clearing LLC                    Raymond James Financial Services, Inc.
Edward  Jones                           RBC Dain Rauscher Inc.
Essex National Securities, Inc.         Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Company   Securities America, Inc.
                                        Security Benefit Life Insurance
Financial Network                       Company
                                        Security First-Metlife Investors
Financial Services Corporation          Insurance Company
GE Financial Assurance                  SII Investments, Inc.
GE Life & Annuity                       Signator Investors, Inc.
Genworth Financial, Inc.                Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Company        Sun Life Assurance Company of Canada
                                        Sun Life Insurance & Annuity Company
Great West Life & Annuity Company       of New York
GWFS Equities, Inc.                     Sun Life Annuity Company Ltd.
Hartford Life Insurance Company         SunTrust Bank
HD Vest Investment Services, Inc.       SunTrust Securities, Inc.
Hewitt Associates LLC                   Thrivent Financial Services, Inc.
IFMG Securities, Inc.                   Towers Square Securities, Inc.
ING Financial Advisers LLC              Travelers Life & Annuity Company
ING Financial Partners, Inc.            UBS Financial Services, Inc.
Invest Financial Corporation            Union Central Life Insurance Company
                                        United Planners Financial Services of
Investment Centers of America, Inc.     America
Jefferson Pilot Life Insurance Company  Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation  Walnut Street Securities, Inc.
John Hancock Life Insurance Company     Waterstone Financial Group
JP Morgan Securities, Inc.              Wells Fargo Investments
Kemper Investors Life Insurance Company Wescom Financial Services

========================================---------------------------------------

      For the year ended December 31, 2007, the following firms, which in some cases are  broker-dealers,  received  payments from the Manager,  Distributor or
Sub-Distributor  for  administrative  or other  services  provided  (other  than revenue sharing arrangements), as described above:

1st Global Capital Co.                   Lincoln Investment Planning, Inc.

-------------------------------------------------------------------------------

AG Edwards                              Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Trust

Explanation  of  Performance  Terminology.  The Trust uses a variety of terms to illustrate its performance.  These terms include "yield," "compounded  effective yield," "tax-equivalent yield" and "average annual total return." An explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Trust's  performance  as of the Trust's  most recent  fiscal year end.  You can obtain  current  performance  information  by calling  the Trust's
Transfer Agent at 1.800.525.9310.

     The Trust's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that  may be used  and how it is to be  calculated.  If the  Trust  shows  total returns  in  addition  to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most  recent  calendar  quarter  prior to the publication of the advertisement (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Trust's  performance to the performance of other funds for the same periods.
However,  a number of factors  should be  considered  before  using the  Trust's performance information as a basis for comparisons with other investments:

o    Yields and total returns measure the performance of a hypothetical  account in the Trust over various  periods and do not show the  performance of each shareholder's  account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares  during the period,  or you bought  your shares at a different  time than the shares used in the model.

o    The  Trust's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

o    An  investment  in the  Trust  is not  insured  by the  FDIC  or any  other government agency.

o    The principal value of the Trust's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

o    Yields and total  returns  for any given past period  represent  historical performance  information  and are not,  and  should  not be  considered,  a prediction of future yields or returns.

|X| Yields.  The Trust's  current yield is calculated for a seven-day  period of time as follows.  First,  a base period return is  calculated  for the seven-day period by determining the net change in the value of a hypothetical pre-existing account  having one share at the beginning of the seven-day  period.  The change includes  dividends declared on the original share and dividends declared on any shares  purchased with dividends on that share,  but such dividends are adjusted to exclude any realized or  unrealized  capital  gains or losses  affecting  the dividends  declared.  Next,  the base period  return is  multiplied  by 365/7 to obtain the current yield to the nearest hundredth of 1%.

      The compounded effective yield
for a seven-day period is calculated
by

     (1) adding 1 to the base period return (obtained as described above),

     (2) raising the sum to a power equal to 365 divided by 7, and

     (3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or
losses  on  the  Trust's  portfolio   securities  which  may  affect  dividends.
Therefore,  the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

     The Trust's "tax  equivalent  yield" adjusts the Trust's  current yield, as calculated  above,  by a stated federal tax rate.  The tax  equivalent  yield is computed by dividing the  tax-exempt  portion of the Trust's  current yield by 1 minus a stated  income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent  yield may be  compounded  as  described  above  to  provide  a  compounded  effective  tax equivalent yield.

The  tax-equivalent  yield  may be used to  compare  the tax  effects  of income derived  from the Trust with income from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income
(the net amount  subject to federal and state  income tax after  deductions  and exemptions).  The tax-equivalent  yield table assumes that the investor is taxed
at  the  highest  bracket,   regardless  of  whether  a  switch  to  non-taxable
investments  would cause a lower  bracket to apply.  For  taxpayers  with income above certain levels, otherwise allowable itemized deductions are limited.

|X| Total Return  Information.  There are different  types of "total returns" to measure  the  Trust's  performance.  Total  return  is the  change in value of a hypothetical  investment  in the Trust over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that the  investment  is redeemed at the end of the period.  The  cumulative total return  measures the change in value over the entire  period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not  show  actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n      - 1    = Average Annual Total Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (39.45% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns

(7 days       Yield                                        (at 6/30/08)

ended        (7 days

 6/30/08)     ended
            6/30/08)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years

                          6/30/08)       (7 days

                                          ended

                                         6/30/08)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  0.91%       0.92%         1.50%         1.52%      2.29%    1.75%    1.86%

-------------------------------------------------------------------------------

      |X|         Other Performance Comparisons.  Yield information may be
useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From  time to time  the  Trust  may  include  in its  advertisements  and  sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Trust and other  Oppenheimer  funds.  The combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Trust and the total return  performance of other  Oppenheimer funds included in the account. Additionally,  from time to time, the Trust's advertisements and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the
NYSE") is open, at 12:00 Noon and at 4:00 P.M, on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time."  The NYSE's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank ("the Bank")
for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The
Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this Statement of Additional Information.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Trust may impose those  changes at any time, it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

|X| Limits on Multiple  Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.

|X| Telephone Exchange Requests.  When exchanging shares by telephone,  a direct shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Trust, the Trust may refuse the request.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional  Information  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The  different   eligible  funds  available  for  exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Trust, the Distributor,  the Sub-Distributor, and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Trust may impose these  changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's  Dividends,  Distributions  and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the  Prospectus.  The  following  is only a summary  of certain  additional  tax considerations generally affecting the Trust and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Trust are urged to consult  their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X| Qualification as a Regulated Investment Company. The Trust has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.

     If the  Trust  qualifies  as a  "regulated  investment  company"  under the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Trust to "pass  through" its income and realized  capital gains to  shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex tests to determine  whether the Trust qualifies.  The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Trust's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company, the Trust must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described  below.  Distributions  by the Trust made during the taxable year or, under specified  circumstances,  within twelve months after the close of the taxable year, will be considered  distributions of income and gains for the  taxable  year and  will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

     To qualify as a  regulated  investment  company,  the Trust must  derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are directly related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income  including net income derived from an interest in a qualified publicly traded partnership.

     In addition to satisfying the requirements  described above, the Trust must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company. Under that test, at the close of each quarter of the Trust's taxable  year,  at least 50% of the value of the Trust's  assets must consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers, the Trust must not have invested more than
5% of the value of the Trust's  total assets in  securities  of each such issuer and the Trust must not hold more than 10% of the outstanding  voting  securities of each such  issuer.  No more than 25% of the value of its total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Trust  controls  and which are  engaged  in the same or similar  trades or  businesses  or in the  securities  of one or more  qualified publicly traded partnerships.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated  as  U.S.  government  securities.  Fund  investments  in  partnerships, including in qualified  publicly traded  partnerships,  may result in the Fund's being  subject  to state,  local or  Foreign  income  Franchise  or  withholding liabilities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December 31 each year,  the Trust must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, the Trust must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Trust  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Trust might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for the  Trust  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of Fund  Distributions.  The Trust  intends to qualify  under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the value of the  Trust's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Trust fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Trust's portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the percentage of the Trust's income that was tax-exempt for a given period.

     A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Trust.

     A shareholder receiving a dividend from income earned by the Trust from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

(1)   certain taxable temporary
          investments (such as
          certificates of deposit,
          repurchase agreements,
          commercial paper and
          obligations of the U.S.
          government, its agencies and
          instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or
          futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on
          tax-exempt bonds.

     The  Trust's  dividends  will not be  eligible  for the  dividends-received deduction for  corporations.  Shareholders  receiving  Social Security  benefits should be aware  that  exempt-interest  dividends  are a factor  in  determining whether (and the extent to which) such  benefits  are subject to federal  income tax.

     In any year in which the Trust qualifies as a regulated  investment company under the  Internal  Revenue  Code,  the Trust will also be exempt from New York corporate  income and franchise  taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and
New York City personal income taxes.  That exemption  applies to the extent that the Trust's  distributions  are  attributable  to interest on New York municipal securities.  Distributions  from the Trust  attributable  to income from sources other than New York municipal  securities and U.S.  government  obligations will generally be subject to New York State and New York City  personal  income taxes as ordinary income.

     Distributions by the Trust from investment  income and long- and short-term capital  gains will  generally  not be  excludable  from taxable net  investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Trust.  Additionally,  certain distributions  paid to corporate  shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

     The Trust may either retain or distribute to  shareholders  its net capital gain for each taxable year. The Trust  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares or  whether  that gain was  recognized  by the Trust  before  the shareholder acquired his or her shares.

     If the Trust  elects to retain  its net  capital  gain,  the Trust  will be subject  to tax on it at the 35%  corporate  tax rate.  If the  Trust  elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will  receive a  refundable  tax credit for his/her pro rata share of tax paid by the  Trust on the gain,  and will  increase  the tax  basis for  his/her shares by an amount equal to the deemed distribution less the tax credit.

     Distributions  by the Trust will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Trust (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Trust will be  required in certain  cases to  withhold  28% of ordinary income  dividends (not  including  "exempt-interest  dividends"),  capital gains distributions  (including  short-term  and  long-term)  and the  proceeds of the redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has failed to certify to the Trust that the  shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation). And any tax withheld by the
Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy to the IRS.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other shares of the Trust within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Trust will be  considered  capital  gain or loss,  if the shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.  Losses realized by shareholders on the  redemption  of Fund shares within six months of purchase will be disallowed for  federal  income tax  purposes  to the extent of  exempt-interest  dividends received on such shares.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a
foreign  trust,  a  foreign  estate,  a  foreign   corporation,   or  a  foreign
partnership)  primarily  depends on whether the foreign person's income from the
Trust is  effectively  connected  with the conduct of a U.S.  trade or business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Trust) from a mutual fund are not considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Trust (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%,  provided  the Trust  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income  dividends paid by the Trust.
Any tax withheld by the Trust is remitted by the Trust to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Trust are effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S. tax  described  above  provided the Trust  obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status,  the Trust will be  required to  withhold  U.S.  tax at a rate of 28% on ordinary income dividends (not including "exempt-interest  dividends"),  capital gains distributions (including short-term and long-term) and the proceeds of the redemption  of shares,  paid to any foreign  person.  Any tax  withheld (in this situation) by the Trust is remitted by the Trust to the U.S. Treasury all income and any tax withheld and is  identified  in reports  mailed to  shareholders  in
January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Trust,  including the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders of the Trust may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any eligible fund listed above. To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial  intermediaries  and institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services,  Inc., the Trust's Transfer Agent, is
responsible  for maintaining  the Trust's  shareholder  registry and shareholder accounting  records,  and for paying dividends and distributions to shareholders
of  the  Trust.  It  also  handles  shareholder   servicing  and  administrative
functions. It serves as the Transfer Agent for an annual per account fee.

The  Custodian.  Citibank,  N.A. is the  custodian  of the Trust's  assets.  The custodian's  responsibilities  include  safeguarding and controlling the Trust's portfolio  securities  and handling the delivery of such  securities to and from the  Trust.  It is the  practice  of the Trust to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Trust's cash  balances  with the  custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public Accounting Firm. At a meeting held on August 20,
2008, the Board of Trustees of the Trust  appointed KPMG LLP as the  independent registered public  accounting firm to the Trust for fiscal year 2009,  replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal
2008  audit.  During  the two most  recent  fiscal  years the audit  reports  of
Deloitte &  Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty,  audit scope or accounting principles.  Further, there were no disagreements between the Trust and Deloitte
& Touche LLP on accounting  principles,  financial  statement  disclosure or audit scope,  which if not resolved to the satisfaction of Deloitte & Touche
LLP would have caused it to make  reference to the  disagreements  in connection with its reports.

KPMG LLP serves as the  independent  registered  public  accounting firm for the
Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting  firm for the Manager and certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of
Centennial New York Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS June 30, 2008
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--96.5%
-------------------------------------------------------------------------------------------------------------

NEW YORK--89.2%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 2.35% 1             $   875,000    $   875,000
-------------------------------------------------------------------------------------------------------------
Buffalo, NY Fiscal Stability Authority Sales Tax & State Aid RRB,
Series 2005B, 5%, 9/1/08                                                             500,000        501,344
-------------------------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 1.72% 1,2             5,600,000      5,600,000
-------------------------------------------------------------------------------------------------------------
Chenango Cnty., NY IDA Civic Facilities RB, Grace View Manor Nursing
Project, 1.55% 1                                                                     795,000        795,000
-------------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High School, 1.21% 1      7,800,000      7,800,000
-------------------------------------------------------------------------------------------------------------
New Rochelle, NY IDA MH RB, Reset Option Certificates II-R Trust-Series
10252CE, 1.69% 1,2                                                                   800,000        800,000
-------------------------------------------------------------------------------------------------------------
NY HFA RB, Ocean Park Apts., Series A, 1.60% 1                                     2,500,000      2,500,000
-------------------------------------------------------------------------------------------------------------
NY MTAU RB, AAMC Series 2007-55, 1.57% 1,2                                         1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NY REF GOUN, P-Floats Series PT-3822, 1.54% 1,2                                    2,000,000      2,000,000
-------------------------------------------------------------------------------------------------------------
NYC FAU RRB, P-Floats Series PT-3992, 1.54% 1,2                                    1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats Series PT-3823, 1.54%, 7/3/08 2,3                               2,660,000      2,660,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, Series 2006I, Subseries 5, 2% 1                                          1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries 1994 E-4, 2% 1                                                 1,800,000      1,800,000
-------------------------------------------------------------------------------------------------------------
NYC HDC Multifamily Rental Housing RB, Carnegie Park, Series A, 1.70% 1            1,300,000      1,300,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 1.63% 1                                                               1,950,000      1,950,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, MSMC Realty Corp. Project, Series 2001, 1.35% 1       1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 1.21% 1                                                               4,400,000      4,400,000
-------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, PTTR, Series 1289, 1.58% 1,2                               485,000        485,000
-------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series F, 1.34% 1,4                                             4,375,000      4,375,000
-------------------------------------------------------------------------------------------------------------
NYC REF GOUN, Subseries C-3, 1.30% 1                                               1,750,000      1,750,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 20060145, Cl. A, 1.60% 1,2                    2,300,000      2,300,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series 2001C, 5.50%, 2/1/09                           750,000        763,422
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, Series 2005A-1, 5%, 11/1/08                        1,005,000      1,010,561
-------------------------------------------------------------------------------------------------------------
NYC TFA RB, Subseries 2C, 1.40% 1                                                    300,000        300,000
-------------------------------------------------------------------------------------------------------------
NYC TFA RRB, MERLOTS Series 2008 D98, 1.61% 1,2                                    1,100,000      1,100,000
-------------------------------------------------------------------------------------------------------------
NYS DA CUNY Student Housing RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-542, 1.57% 1,2                                                      830,000        830,000
-------------------------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust Solar Eclipse Certificates-Series
2005-0005, 2.45%, 7/3/08 2,3                                                       1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYS DA RRB, Dept. of Health, Series 2, 5%, 7/1/09                                    480,000        493,699
-------------------------------------------------------------------------------------------------------------
NYS DA RRB, P-Floats Series PT-3639, 1.56% 1,5                                     1,000,000      1,000,000
-------------------------------------------------------------------------------------------------------------
NYS GOUN, Series B, 2.80% 1                                                        1,500,000      1,500,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, 750 Sixth Avenue Housing, Series 2000A, 1.55% 1                          900,000        900,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, Tribeca Green Housing, 1.70% 1                                         2,100,000      2,100,000

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYS HFA RB, Weyant Green Apts., Series A, 1.85% 1                                 $ 3,000,000   $  3,000,000
--------------------------------------------------------------------------------------------------------------
NYS REF GOUN, Series 1996A, 6%, 7/15/08                                               500,000        500,499
--------------------------------------------------------------------------------------------------------------
NYS TWY Bridge Service Contract RRB, 4%, 4/1/09                                     1,000,000      1,016,769
--------------------------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE, 1.60% 1,2           600,000        600,000
--------------------------------------------------------------------------------------------------------------
NYS UDC RB, Correctional Facility Services, Series B, 5%, 7/1/08                    2,000,000      2,050,917
--------------------------------------------------------------------------------------------------------------
NYS UDC RB, Reset Option Certificates II-R Trust-Series 1094, 1.54% 1,2             1,395,000      1,395,000
--------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA IDV RB, Seneca Foods Corp. Project, Series 2002, 1.80% 1      5,185,000      5,185,000
--------------------------------------------------------------------------------------------------------------
Port Jervis, NY IDA RB, The Future Home Tech, Inc., Series 1999, 1.75% 1              790,000        790,000
--------------------------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust Series 2006W, 1.72% 1,2                    2,000,000      2,000,000
--------------------------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 2.35% 1             1,200,000      1,200,000
--------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Dairy Conveyor Corp. Project, Series 1995, 1.75% 1             1,280,000      1,280,000
--------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 1.80% 1            5,060,000      5,060,000
--------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY GOUN, Series 1989, 6.70%, 11/1/08                               465,000        470,924
                                                                                                --------------
                                                                                                  82,938,135

--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.3%
Puerto Rico CMWLTH HTAU RRB, Dexia Credit Local Certificates Trust-Series
2008-007, 1.55% 1,2                                                                 2,205,000      2,205,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico CMWLTH HTAU RRB, Reset Option Certificates II-R Trust-Series
10327CE, 1.58% 1,2                                                                  1,200,000      1,200,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico EPAU RRB, Municipal Trust Securities, Series 2006, 1.57% 1,2            3,000,000      3,000,000
--------------------------------------------------------------------------------------------------------------
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-627A, 1.55% 1,2                                                      400,000        400,000
                                                                                                --------------
                                                                                                   6,805,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 89,743,135)                                          96.5%    89,743,135
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           3.5      3,256,547
                                                                                 -----------------------------
NET ASSETS                                                                              100.0%  $ 92,999,682
                                                                                 =============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC      ABN AMRO Munitops Certificates
CMWLTH    Commonwealth
COP       Certificates of Participation
CUNY      City University of New York (The)
DA        Dormitory Authority
EPAU      Electric Power Authority
ETET      Eagle Tax-Exempt Trust
FAU       Finance Authority
GOUN      General Obligation Unlimited Nts.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency/Authority
HTAU      Highway & Transportation Authority
IDA       Industrial Devel. Agency
IDAU      Industrial Development Authority
IDV       Industrial Development
MERLOTS   Municipal Exempt Receipts Liquidity
          Option Tender
MH        Multifamily Housing
MTAU      Metropolitan Transportation Authority
MWFAU     Municipal Water Finance Authority
NYC       New York City
NYS       New York State
P-Floats  Puttable Floating Option Tax Exempt
          Receipts
PTTR      Puttable Tax Exempt Receipts
RB        Revenue Bonds
REF       Refunding
RRB       Revenue Refunding Bonds
SPEARS    Short Puttable Exempt Adjustable
          Receipts
SWD       Solid Waste Disposal
TFA       Transitional Finance Authority
TWY       Thruway/Tollway Authority/Agency
UDC       Urban Devel. Corp.
WSS       Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30,
2008. This instrument has a demand feature which allows, on up to 30 days'
notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $30,575,000 or 32.88% of the Trust's net assets as of June 30, 2008.

3. Put obligation redeemable at full principal value on the date reported.

4. When-issued security or delayed delivery to be delivered and settled after
June 30, 2008. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of June 30,
2008 was $1,000,000, which represents 1.08% of the Trust's net assets. See Note
4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------

Investments, at value (cost $89,743,135)--see accompanying
statement of investments                                          $  89,743,135
---------------------------------------------------------------------------------
Cash                                                                  4,786,542
---------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $2,500,000 sold on a when-issued
or delayed delivery basis)                                            5,301,888
Interest                                                                408,919
Other                                                                     6,948
                                                                  ---------------
Total assets                                                        100,247,432

---------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased (including $4,377,760 purchased on a
when-issued or delayed delivery basis)                                7,127,822
Distribution and service plan fees                                       45,274
Dividends                                                                19,133
Shares of beneficial interest redeemed                                   15,272
Shareholder communications                                                8,793
Trustees' compensation                                                    4,393
Transfer and shareholder servicing agent fees                             2,260
Other                                                                    24,803
                                                                  ---------------
Total liabilities                                                     7,247,750

---------------------------------------------------------------------------------
NET ASSETS                                                        $  92,999,682
                                                                  ===============

---------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------

Paid-in capital                                                   $  92,984,801
---------------------------------------------------------------------------------
Accumulated net realized gain on investments                             14,881
                                                                  ---------------
NET ASSETS--applicable to 92,897,999 shares of beneficial
interest outstanding                                              $  92,999,682
                                                                  ===============

---------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
PRICE PER SHARE                                                   $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------

Interest                                                        $ 2,176,675

-----------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------

Management fees                                                     366,409
-----------------------------------------------------------------------------
Service plan fees                                                   146,344
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        29,598
-----------------------------------------------------------------------------
Legal, auditing and other professional fees                          22,180
-----------------------------------------------------------------------------
Shareholder communications                                           19,466
-----------------------------------------------------------------------------
Trustees' compensation                                                6,779
-----------------------------------------------------------------------------
Custodian fees and expenses                                           5,792
-----------------------------------------------------------------------------
Administration service fees                                           1,500
-----------------------------------------------------------------------------
Other                                                                14,348
                                                                -------------
Total expenses                                                      612,416
Less reduction to custodian expenses                                 (5,792)
Less waivers and reimbursements of expenses                         (20,404)
                                                                -------------
Net expenses                                                        586,220

-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                             1,590,455

-----------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                     16,036

-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,606,491
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                              2008            2007
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------

Net investment income                                    $  1,590,455    $  1,832,784
---------------------------------------------------------------------------------------
Net realized gain                                              16,036          12,637
                                                         ------------------------------
Net increase in net assets resulting from operations        1,606,491       1,845,421

---------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------

Dividends from net investment income                       (1,590,455)     (1,832,784)
---------------------------------------------------------------------------------------
Distributions from net realized gain                           (3,894)             --

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial
interest transactions                                      31,514,737       3,001,971

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------

Total increase                                             31,526,879       3,014,608
---------------------------------------------------------------------------------------
Beginning of period                                        61,472,803      58,458,195
                                                         ------------------------------
End of period                                            $ 92,999,682    $ 61,472,803
                                                         ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                     2008         2007         2006         2005         2004
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                  .02 1        .03 1        .02 1        .01 1         -- 2
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.02)        (.03)        (.02)        (.01)          -- 2
Distributions from net realized gain                      -- 2         --           --           --           --
                                                    --------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.02)        (.03)        (.02)        (.01)          -- 2
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          2.29%        2.93%        2.29%        1.08%        0.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $ 93,000     $ 61,473     $ 58,458     $ 59,006     $ 58,141
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 73,277     $ 63,268     $ 59,797     $ 58,050     $ 65,140
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.17%        2.90%        2.24%        1.06%        0.19%
Total expenses                                          0.84%        0.86%        0.85%        0.83%        0.86%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   0.80%        0.80%        0.80%        0.78%        0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTE TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial  New York Tax Exempt  Trust (the  "Trust")  is  registered  under the
Investment  Company Act of 1940,  as  amended,  as a  non-diversified,  open-end management  investment company.  The Trust's investment objective is to seek the maximum  current  income exempt from  federal,  New York State and New York City income taxes for individual  investors as is consistent with the preservation of
capital.   The  Trust's   investment  adviser  is  Centennial  Asset  Management
Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading.
Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the
Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                               WHEN-ISSUED OR DELAYED
                               DELIVERY BASIS TRANSACTIONS
----------------------------------------------------------
Purchased securities                          $  4,377,760
Sold securities                                  2,500,000

                    CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.
Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET     UNDISTRIBUTED    ACCUMULATED LOSS
INVESTMENT INCOME   LONG-TERM GAINS    CARRYFORWARD 1,2
-------------------------------------------------------
        $  53,007             $  --               $  --

1. During the fiscal year ended June 30, 2008, the Trust did not utilize any capital loss carryforwards.

2. During the fiscal year ended June 30, 2007, the
Trust utilized $9,898 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2008 and
June 30, 2007 was as follows:

                                      YEAR ENDED      YEAR ENDED
                                   JUNE 30, 2008   JUNE 30, 2007
       ---------------------------------------------------------
       Distributions paid from:
       Ordinary income              $      2,596    $         --
       Exempt-interest dividends       1,590,455       1,832,784
       Long-term capital gain              1,298              --
                                    ----------------------------
       Total                        $  1,594,349    $  1,832,784
                                    ============================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in

                    CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of
Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED JUNE 30, 2008          YEAR ENDED JUNE 30, 2007
                                  SHARES            AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
Sold                         257,019,876    $  257,019,876    197,521,069   $    197,521,069
Dividends and/or
distributions reinvested       1,559,771         1,559,771      1,826,727          1,826,727
Redeemed                    (227,064,910)     (227,064,910)  (196,345,825)      (196,345,825)
                            -------------------------------------------------------------------
Net increase                  31,514,737    $   31,514,737      3,001,971   $      3,001,971
                            ===================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the
Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

         FEE SCHEDULE
         ------------------------------------------------
         Up to $250 million                        0.500%
         Next $250 million                         0.475
         Next $250 million                         0.450
         Next $250 million                         0.425
         Over $1 billion                           0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee.
For the year ended June 30, 2008, the Trust paid $29,736 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a
portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The
Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of
Operations.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTE TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the year ended June 30, 2008, the
Manager waived $20,404 of its management fees. Effective July 7, 2003, the
Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.
The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of June 30,
2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE
INSTRUMENTS and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.

                   CENTENNIAL NEW YORK TAX EXEMPT TRUST

                Appendix A

    Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings  descriptions  are based on information  supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.
("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes which have demand features may also be designated as "VMIG." These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by
Standard  and Poor's as debt  having an  original  maturity  of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the  Trust  with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa:  Judged to be of high  quality  by all  standards.  Together  with the "Aaa"
group,  they  comprise what are generally  known as high-grade  bonds.  They are rated  lower than the best bonds  because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make the long-term risk appear somewhat larger than that of "Aaa" securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA:  Bonds  rated  "AAA" have the highest  rating  assigned  by Standard  &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+."

------------------------------------------
Centennial New York Tax Exempt Trust
------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent  Registered  Public Accounting

Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel

Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0780.001.1008

(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.

                     CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)  Amended  Declaration  of Trust dated  February 1, 1990:  Previously filed  with  Post-Effective  Amendment  No.  3  (1/30/90),  and  refiled  with
Registrant's  Post-Effective  Amendment No. 9 (11/1/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to the  Declaration  of Trust dated  February 23, 2001:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  19
(10/25/01), and incorporated herein by reference.

      (iii)  Amendment No 2 to the Amended  Declaration  of Trust dated August
27, 2002:  Previously filed with Registrant's Post Effective  Amendment No. 20
(10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post  Effective  Amendment  No. 19  (10/25/01),  and
incorporated herein by reference.

(c)   Specimen Share Certificate:   Previously  filed with  Registrant's  Post
Effective Amendment No. 19 (10/25/01), and incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post-Effective  Amendment No. 5  (10/29/90),  refiled with
Registrant's  Post-Effective  Amendment No. 9 (11/1/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement  Centennial  Asset  Management
      Corporation  dated October 13, 1992:  Previously filed with Registrant's
      Post-Effective  Amendment No. 8 (10/28/93),  and incorporated  herein by reference.

      (ii)  Sub-Distributor's  Agreement  between  Centennial Asset Management
      Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28, 1993:
      Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  8
      (10/28/93), and incorporated herein by reference.

      (iii) Form  of  Dealer   Agreement  of   Centennial   Asset   Management
      Corporation  (formerly  Centennial  Capital   Corporation):   Previously
      filed  with  Post-Effective  Amendment  No. 6 of  Centennial  Government
      Trust  (Reg.  No.  2-75912),  (10/26/84),  and  incorporated  herein  by reference.

(f)   Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and
Restated Effective January 1, 2008:  Filed with Post-Effective Amendment No.
18 to the Registration Statement of Oppenheimer International Bond Fund (Reg.
No. 33-58383), (12/20/07), and incorporated herein by reference.

(g)   Global Custodial  Services  Agreement dated July 15, 2003, as amended on
July 26, 2007 between  Registrant and Citibank,  N.A.,  Previously  filed with
Post-Effective  Amendment No. 1 to the  Registration  Statement of Oppenheimer
Rochester  Arizona  Municipal  Fund  (Reg.  No.  333-132778),   07/27/07,  and
incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  September  22,  1987:  Previously filed with  Registrant's  Pre-Effective  Amendment No. 1  (11/28/88),  refiled with Registrant's  Post-Effective Amendment No. 9 (11/1/94),  pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment letter from Oppenheimer  Management Corporation to Registrant dated  December  5, 1988:  Previously  filed with  Registrant's  Pre-Effective
Amendment  No. 1  (11/28/88),  and refiled  with  Registrant's  Post-Effective
Amendment  No.  9,  (11/1/94)  pursuant  to  Item  102 of  Regulation  S-T and incorporated herein by reference.

(m)   Service Plan and  Agreement  between  Registrant  and  Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed  with  Registrant's  Post-Effective  Amendment  No. 8,  (10/28/93),  and
incorporated herein by reference.

(n)   Not applicable.

(o)         Powers of Attorney dated August 20, 2008 for all
Trustees/Directors and Officers: Previously filed with the Initial
Registration Statement of Oppenheimer Master Event-Linked Bond Fund, LLC
(File No. 811-22207), (5/21/08), and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
August  30,  2007  under Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed  with the  Initial  Registration  Statement  of  Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No.  333-146105),  09/14/07,
and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections During the Past Two
                             Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbuhl,              Vice President of OppenheimerFunds, Inc. and
Treasurer                    OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                 Senior Vice President of OppenheimerFunds, Inc.,
Vice President               Shareholder Financial Services, Inc. and
                             Shareholders Services, Inc.; Vice President of
                             OppenheimerFunds Distributor, Inc. and OFI Private
                             Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,            Vice President and Associate Counsel of
Assistant Secretary          OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,           Vice President and Secretary of OppenheimerFunds,
Secretary                    Inc. Secretary (since December 2001) of:
                             OppenheimerFunds Distributor, Inc., HarbourView
                             Asset Management Corporation (since June 2003),
                             Oppenheimer Real Asset Management, Inc.,
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., Trinity Investment Management
                             Corporation (since January 2005), OppenheimerFunds
                             Legacy Program, OFI Private Investments, Inc.
                             (since June 2003) and OFI Institutional Asset
                             Management, Inc. (since June 2003). Assistant
                             Secretary of OFI Trust Company (since December
                             2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,              Senior Vice President of OppenheimerFunds, Inc.,
Vice President               Shareholder Financial Services, Inc. and
                             Shareholder Services, Inc.; Vice President of
                             OppenheimerFunds Distributor, Inc. and
                             OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristie Feinberg,            Assistant Treasurer of Oppenheimer Acquisition
Assistant Treasurer          Corp., OppenheimerFunds, Inc., OFI Trust Company
                             and OFI Institutional Asset Management; Treasurer
                             of OFI Private Investments, Shareholder Financial
                             Services , Inc. Shareholder Services, Inc,
                             Oppenheimer Real Asset Management, Inc.
                             HarbourView Asset Management Company and
                             OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,            Vice President and Assistant Secretary of
Assistant Secretary          OppenheimerFunds Distributor, Inc. and Shareholder
                             Services, Inc.; Vice President, Senior Counsel and
                             Assistant Secretary of OppenheimerFunds, Inc.
                             Assistant Secretary of OppenheimerFunds Legacy
                             Program and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott,               President & Director of OppenheimerFunds
Executive Vice President     Distributor, Inc.; Executive Vice President of OFI
& Director                   Private Investments Inc. and OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,             Senior Vice President of OppenheimerFunds
President & Director         Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief Compliance Officer
Vice President & Chief       of OppenheimerFunds, Inc.; Vice President and
Compliance Officer           Chief Compliance Officer of OppenheimerFunds
                             Distributor, Inc. and Shareholder Services, Inc.;
                             Chief Compliance Officer of HarbourView Asset
                             Management Corporation, Real Asset Management,
                             Inc., Shareholder Financial Services, Inc.,
                             Trinity Investment Management Corporation,
                             OppenheimerFunds Legacy Program, OFI Private
                             Investments Inc. and OFI Trust Company and OFI
                             Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,               Senior Vice President of OppenheimerFunds, Inc.
Vice President               and of HarbourView Asset Management Corporation;
                             serves on the Board of the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack               Executive Vice President and General Counsel of
General Counsel,             OppenheimerFunds, Inc.; General Counsel and
                             Director of OppenheimerFunds Distributor, Inc.;
                             Senior Vice President and General Counsel of
                             HarbourView Asset Management Corporation and OFI
                             Institutional Asset Management, Inc.; Senior Vice
                             President, General Counsel and Director of
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., OFI Private Investments, Inc. and
                             OFI Trust Company; Director and Assistant
                             Secretary of OppenheimerFunds International Ltd
                             and OppenheimerFunds plc; Secretary and General
                             Counsel of Oppenheimer Acquisition Corp.; Director
                             of Oppenheimer Real Asset Management, Inc. and
                             OppenheimerFunds (Asia) Limited); Vice President
                             of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Conservative Investor Fund
     Moderate Investor Fund
     Active Allocation Fund
     Equity Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal

     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27.  Principal Underwriter

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 25(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbuhl(2)    Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(2)       Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen(2)  Assistant Secretary                  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristie Feinberg     Assistant Treasurer                  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)     Executive Vice President & Director  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson(1)   President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(2)  Vice President and Chief Compliance  Vice President and
                     Officer                              Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf(2)     Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Secretary
---------------------------------------------------------------------------------

(1) Two World Financial Center, 225 Liberty Street-11th Floor, New York, NY
10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 24th day of October, 2008.

                                          CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                                          By:  John V. Murphy*
                                 ---------------------------------------------
                                                  John V. Murphy, President, &
                                                   Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

William L. Armstrong *        Chairman of the               October 24, 2008
----------------------------------                          Board of Trustees
William L. Armstrong

John V. Murphy*               President & Principal

----------------------------------                          Executive Officer
and Trustee                   October 24, 2008
John V. Murphy

Brian W. Wixted*              Treasurer & Principal         October 24, 2008
----------------------------------                          Financial &
Brian W. Wixted               Accounting Officer

George Bowen*                 Trustee                       October 24, 2008

----------------------------------
George Bowen

Edward L. Cameron *           Trustee                       October 24, 2008

----------------------------------
Edward L. Cameron

Jon S. Fossel*                Trustee                       October 24, 2008

----------------------------------
Jon S. Fossel

Sam Freedman*                 Trustee                       October 24, 2008

----------------------------------
Sam Freedman

Richard F. Grabish*           Trustee                       October 24, 2008

----------------------------------
Richard F. Grabish

Beverly L. Hamilton*          Trustee                       October 24, 2008

----------------------------------
Beverly L. Hamilton

Robert J. Malone*             Trustee                       October 24, 2008

----------------------------------
Robert J. Malone

F. William Marshall, Jr.      Trustee                       October 24, 2008

----------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives
-----------------------------------------
Kathleen T. Ives, Attorney-in-Fact

                     CENTENNIAL NEW YORK TAX EXEMPT TRUST

                     Registration Statement No. 33-23494

                                EXHIBIT INDEX

Exhibit No.                  Description

23(j)                   Independent   Registered   Public   Accounting  Firm's
consent